                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                      811-2071

Exact name of registrant as specified in charter:        Delaware Group Income Funds

Address of principal executive offices:                  2005 Market Street
                                                         Philadelphia, PA 19103

Name and address of agent for service:                   David F. Connor, Esq.
                                                         2005 Market Street
                                                         Philadelphia, PA 19103

Registrant's telephone number, including area code:      (800) 523-1918

Date of fiscal year end:                                 July 31

Date of reporting period:                                October 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)
DELAWARE CORPORATE BOND FUND
OCTOBER 31, 2005

                                                                                                 PRINCIPAL           MARKET
                                                                                                  AMOUNT O        VALUE (U.S.$)
                                                                                               -------------      -------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.63%
Fannie Mae Series 2003-122 AJ 4.50% 2/25/28                                         USD              609,482      $     598,395
Freddie Mac
   Series 2550 QX 4.75% 6/15/27                                                                      695,000            692,063
   Series 2890 PC 5.00% 7/15/30                                                                    1,095,000          1,069,853
GNMA Series 2003-5 B 4.486% 10/16/25                                                                 250,000            243,952
                                                                                                                  -------------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $2,654,431)                                                    2,604,263
                                                                                                                  =============
AGENCY OBLIGATIONS - 0.45%
Freddie Mac 5.875% 3/21/11                                                                         1,800,000          1,873,652
                                                                                                                  -------------
TOTAL AGENCY OBLIGATIONS (COST $1,914,768)                                                                            1,873,652
                                                                                                                  =============
COLLATERALIZED BOND OBLIGATIONS - 0.60%
=@#Alliance Capital Funding CBO Series 1 A3 144A 5.84% 2/15/10                                       125,695            125,538
=@Golden Tree High Yield Opportunities Series 1 C1 144A 9.404% 10/31/07                              320,000            325,241
=@#Juniper CBO Series 1999-1A A1 144A 6.83% 4/15/11                                                  805,831            815,480
=@#Putnam CBO II Limited 144A 6.875% 11/8/09                                                         383,098            388,844
=@#RHYNO CBO Delaware Series 1997-1 A2 144A 6.33% 9/15/09                                            337,848            340,035
=@#Travelers Funding Limited CBO Series 1A A2 144A 6.35% 2/18/14                                     500,000            507,300
                                                                                                                  -------------
TOTAL COLLATERALIZED BOND OBLIGATIONS (COST $1,554,109)                                                               2,502,438
                                                                                                                  =============
COLLATERALIZED DEBT OBLIGATIONS - 0.27%
=@#Magnetite Asset Investor CDO Series 2003-C1 144A 8.786% 1/31/08                                   500,000            510,487
=@#Sankaty Market Value CDO Series 3 B1 144A 7.379% 4/30/09                                          610,000            618,899
                                                                                                                  -------------
TOTAL COLLATERALIZED DEBT OBLIGATIONS (COST $2,147,448)                                                               1,129,386
                                                                                                                  =============
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.49%
Banc of America Commercial Mortgage Securities Series 2005-1 A3 4.877% 11/10/42                      430,000            425,489
Bear Stearns Commercial Mortgage Securities
  #Series 2004-ESA E 144A 5.064% 5/14/16                                                             855,000            855,203
  o Series 2005-T20 A4A 5.303% 10/12/42                                                            1,185,000          1,178,149
o Citigroup/Deutsche Bank Commercial Mortgage Trust
   Series 2005-CD1 A4 5.225% 9/15/20                                                                 920,000            920,000
   Series 2005-CD1 AJ 5.225% 9/15/20                                                                 440,000            436,436
General Electric Capital Commercial Mortgage Trust Series 2005-C2 A2 4.706% 5/10/43                  440,000            432,923
o Greenwich Capital Commercial Funding Series 2005-GG5 A5 5.224% 4/10/37                           1,160,000          1,165,787
JPMorgan Chase Commercial Mortgage Securities
   Series 2002-C2 A2 5.05% 12/12/34                                                                  620,000            613,982
  o Series 2005-CB11 A4 5.335% 8/12/37                                                             2,770,000          2,769,442
Merrill Lynch Mortgage Trust
  #Series 2002-MW1 J 144A 5.695% 7/12/34                                                             130,000            123,829
   Series 2005-CIP1 A2 4.96% 7/12/38                                                                 820,000            813,387
#Tower Series 2004-2A A 144A 4.232% 12/15/14                                                         615,000            593,027
                                                                                                                  -------------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $10,438,759)                                                       10,327,654
                                                                                                                  =============
CORPORATE BONDS - 76.96%
Banking - 5.87%
#Banco Santander 144A
   o 4.148% 12/9/09                                                                                  730,000            728,106
   5.375% 12/9/14                                                                                  1,400,000          1,384,662
o Barclays Bank 6.278% 12/29/49                                                                    1,300,000          1,232,400
BB&T Capital Trust I 5.85% 8/18/35                                                                 1,655,000          1,589,553
o#BNP Paribas 144A 5.186% 6/29/49                                                                  1,240,000          1,194,498
Citigroup
   5.875% 2/22/33                                                                                    560,000            559,943
   6.625% 6/15/32                                                                                    330,000            362,132
Deutsche Bank Financial 5.375% 3/2/15                                                                740,000            746,431
Fifth Third Bank 4.75% 2/1/15                                                                      1,675,000          1,613,198
Frost National Bank 6.875% 8/1/11                                                                    225,000            241,152
o#HBOS 144A 5.92% 9/29/49                                                                          1,100,000          1,085,981
HSBC 5.00% 6/30/15                                                                                   750,000            723,870
#Mizuho Financial Group 144A 5.79% 4/15/14                                                         1,205,000          1,237,742
Nuveen Investments 5.00% 9/15/10                                                                   1,165,000          1,142,522
PNC Funding
   5.25% 11/15/15                                                                                    440,000            437,127
   6.125% 2/15/09                                                                                  1,095,000          1,133,205
Popular North America 4.25% 4/1/08                                                                   650,000            639,075

                                                                                                 PRINCIPAL           MARKET
                                                                                                  AMOUNT O        VALUE (U.S.$)
                                                                                               -------------      -------------
Popular North America Capital Trust I 6.564% 9/15/34                                               1,350,000          1,355,790
o#Rabobank Capital Funding II 144A 5.26% 12/29/49                                                  1,410,000          1,398,607
oRBS Capital Trust I 4.709% 12/29/49                                                                 525,000            494,149
o#Skandinaviska Enskilda 144A 8.125% 9/29/49                                                         550,000            564,344
#Sovereign Bancorp 144A 4.80% 9/1/10                                                               1,990,000          1,956,926
o#Sumitomo Mitsui Banking 144A 5.625% 7/29/49                                                      1,610,000          1,577,692
o#United Overseas Bank 144A 5.375% 9/3/19                                                            945,000            935,510
                                                                                                                  -------------
                                                                                                                     24,334,615
                                                                                                                  -------------
Basic Industries - 6.43%
Abitibi-Consolidated
   6.95% 12/15/06                                                                                    467,000            475,173
   7.875% 8/1/09                                                                                   1,025,000            986,563
Alcan 5.75% 6/1/35                                                                                   625,000            589,875
Barrick Gold 5.80% 11/15/34                                                                        1,550,000          1,460,994
Bowater 9.00% 8/1/09                                                                               1,315,000          1,341,300
Donohue Forest Products 7.625% 5/15/07                                                             2,130,000          2,193,899
Georgia-Pacific 8.875% 5/15/31                                                                     1,645,000          1,879,413
Huntsman International 10.125% 7/1/09                                                              1,085,000          1,121,619
IMC Global 7.375% 8/1/18                                                                             300,000            306,000
Ispat Inland 9.75% 4/1/14                                                                          1,360,000          1,543,600
Lubrizol 4.625% 10/1/09                                                                            2,045,000          1,994,963
Newmont Gold 8.91% 1/5/09                                                                            140,387            146,273
Newmont Mining 5.875% 4/1/35                                                                       1,645,000          1,585,535
Norske Skog 8.625% 6/15/11                                                                         1,368,000          1,326,960
Placer Dome 6.45% 10/15/35                                                                         1,275,000          1,309,285
Sherwin-Williams 6.85% 2/1/07                                                                        681,000            697,370
Smurfit Capital Funding 6.75% 11/20/05                                                               370,000            369,538
#Southern Peru Copper 144A 7.50% 7/27/35                                                           2,395,000          2,299,036
Stone Container
   9.25% 2/1/08                                                                                      825,000            843,563
   9.75% 2/1/11                                                                                    2,105,000          2,115,524
Temple-Inland 5.003% 5/17/07                                                                       1,725,000          1,715,901
Witco 6.875% 2/1/26                                                                                  325,000            336,375
                                                                                                                  -------------
                                                                                                                     26,638,759
                                                                                                                  -------------
Brokerage - 3.99%
Amvescap 4.50% 12/15/09                                                                            2,430,000          2,373,656
Bear Stearns 5.30% 10/30/15                                                                        1,660,000          1,640,377
E Trade Financial 8.00% 6/15/11                                                                      385,000            392,700
#E Trade Group 144A 8.00% 6/15/11                                                                  1,060,000          1,081,200
Goldman Sachs
   5.25% 10/15/13                                                                                  1,855,000          1,837,480
   6.125% 2/15/33                                                                                    755,000            764,668
   6.345% 2/15/34                                                                                  2,420,000          2,434,663
Lehman Brothers Holdings 4.50% 7/26/10                                                             1,530,000          1,494,189
Merrill Lynch 5.00% 1/15/15                                                                          500,000            488,188
Morgan Stanley
   o 3.98% 11/24/06                                                                                  350,000            350,538
   4.75% 4/1/14                                                                                    1,210,000          1,143,382
   5.05% 1/21/11                                                                                   1,255,000          1,245,454
   5.375% 10/15/15                                                                                 1,300,000          1,285,610
                                                                                                                  -------------
                                                                                                                     16,532,105
                                                                                                                  -------------
Capital Goods - 0.61%
Allied Waste North America 9.25% 9/1/12                                                              907,000            982,146
#Sealed Air 144A 5.375% 4/15/08                                                                      400,000            399,830
Tyco International Group 6.00% 11/15/13                                                              945,000            981,851
York International 6.625% 8/15/06                                                                    165,000            166,843
                                                                                                                  -------------
                                                                                                                      2,530,670
                                                                                                                  -------------
Communications - 9.76%
AT&T Wireless Services
   7.875% 3/1/11                                                                                     725,000            812,660
   8.75% 3/1/31                                                                                    2,855,000          3,734,092
BellSouth 4.20% 9/15/09                                                                            2,140,000          2,077,300
British Telecommunications 8.875% 12/15/30                                                         1,825,000          2,391,082
Citizens Communications
   7.625% 8/15/08                                                                                    915,000            959,606
   9.25% 5/15/11                                                                                     655,000            712,313
Comcast 5.65% 6/15/35                                                                                945,000            847,880
Cox Communications 4.625% 1/15/10                                                                  2,145,000          2,071,793
CSC Holdings
   8.125% 7/15/09                                                                                     40,000             41,100
   8.125% 8/15/09                                                                                    730,000            750,075
   10.50% 5/15/16                                                                                    380,000            409,450
GTE Hawaiian Telephone 7.375% 9/1/06                                                                 620,000            624,650
#Hanarotelecom 144A 7.00% 2/1/12                                                                     950,000            925,631
Insight Midwest 10.50% 11/1/10                                                                     1,265,000          1,334,575

                                                                                                 PRINCIPAL           MARKET
                                                                                                  AMOUNT O        VALUE (U.S.$)
                                                                                               -------------      -------------
MCI
   6.908% 5/1/07                                                                                   1,520,000          1,539,000
   7.688% 5/1/09                                                                                     670,000            695,963
News America 6.20% 12/15/34                                                                        2,475,000          2,392,771
Nextel Communications 6.875% 10/31/13                                                                995,000          1,041,744
Qwest Service 13.50% 12/15/10                                                                        765,000            877,838
SBC Communications
   4.125% 9/15/09                                                                                  2,700,000          2,601,931
   6.15% 9/15/34                                                                                   2,525,000          2,474,679
Sprint Capital
   4.78% 8/17/06                                                                                   1,020,000          1,019,747
   6.375% 5/1/09                                                                                     320,000            332,162
   8.75% 3/15/32                                                                                   2,385,000          3,094,079
Telecom Italia Capital 4.00% 1/15/10                                                                 425,000            404,381
Telefonos de Mexico 4.50% 11/19/08                                                                 1,830,000          1,794,968
Time Warner Entertainment 8.375% 3/15/23                                                           1,140,000          1,343,234
Time Warner Telecom 9.75% 7/15/08                                                                    680,000            693,600
Verizon Global
   4.90% 9/15/15                                                                                     435,000            414,862
   5.85% 9/15/35                                                                                     770,000            722,576
Vodafone Group 5.375% 1/30/15                                                                      1,325,000          1,329,766
                                                                                                                  -------------
                                                                                                                     40,465,508
                                                                                                                  -------------
Consumer Cyclical - 10.06%
ArvinMeritor 6.625% 6/15/07                                                                          765,000            753,525
Corrections Corporation of America 7.50% 5/1/11                                                      950,000            986,813
o DaimlerChrysler Holdings 4.78% 10/31/08                                                          2,370,000          2,370,649
Ford Motor 7.45% 7/16/31                                                                           4,115,000          3,045,100
Ford Motor Credit
   5.625% 10/1/08                                                                                  1,075,000          1,004,834
   5.70% 1/15/10                                                                                   1,725,000          1,553,699
   6.125% 1/9/06                                                                                     125,000            124,929
   6.625% 6/16/08                                                                                  1,410,000          1,352,919
   7.00% 10/1/13                                                                                   2,060,000          1,888,217
General Motors Acceptance Corporation
   o 5.10% 7/16/07                                                                                 2,270,000          2,219,731
   6.75% 12/1/14                                                                                   4,120,000          3,946,227
   8.00% 11/1/31                                                                                   2,985,000          3,090,099
Hilton Hotels 7.625% 5/15/08                                                                       1,070,000          1,114,488
#Johnson (SC) & Son 144A 5.75% 2/15/33                                                               515,000            506,935
Johnson Controls 5.00% 11/15/06                                                                    1,208,000          1,207,717
Jones Apparel 4.25% 11/15/09                                                                       1,215,000          1,142,076
Kohl's 7.25% 6/1/29                                                                                  425,000            466,704
Liberty Media
   o 5.37% 9/17/06                                                                                 1,203,000          1,212,744
   5.70% 5/15/13                                                                                   1,710,000          1,551,156
Lodgenet Entertainment 9.50% 6/15/13                                                                 335,000            364,313
May Department Stores 3.95% 7/15/07                                                                1,625,000          1,597,716
MGM MIRAGE 9.75% 6/1/07                                                                              475,000            501,125
#Neiman Marcus 144A 10.375% 10/15/15                                                               1,170,000          1,134,900
Office Depot 6.25% 8/15/13                                                                         1,055,000          1,069,354
Time Warner 8.18% 8/15/07                                                                          2,595,000          2,732,862
Visteon
   7.00% 3/10/14                                                                                   1,890,000          1,615,950
   8.25% 8/1/10                                                                                    3,360,000          3,120,600
                                                                                                                  -------------
                                                                                                                     41,675,382
                                                                                                                  -------------
Consumer Non-Cyclical - 6.86%
Albertson's 8.00% 5/1/31                                                                           2,945,000          2,702,883
Altria Group 7.65% 7/1/08                                                                          1,040,000          1,106,485
#AmerisourceBergen 144A 5.625% 9/15/12                                                             1,410,000          1,364,175
Amgen 4.00% 11/18/09                                                                                 295,000            285,838
Archer-Daniels-Midland 7.00% 2/1/31                                                                  750,000            868,988
#Baxter FinCo 144A 4.75% 10/15/10                                                                  2,100,000          2,064,367
Biovail 7.875% 4/1/10                                                                              1,000,000          1,036,250
Constellation Brands 8.125% 1/15/12                                                                  632,000            661,230
#Genentech 144A 4.75% 7/15/15                                                                        545,000            527,068
HCA 5.50% 12/1/09                                                                                    575,000            562,991
Kraft Foods
   4.125% 11/12/09                                                                                 2,885,000          2,789,365
   5.25% 6/1/07                                                                                      750,000            754,831
   6.50% 11/1/31                                                                                     315,000            340,628
Medco Health Solutions 7.25% 8/15/13                                                               1,430,000          1,551,095
MedPartners 7.375% 10/1/06                                                                         1,950,000          1,989,000
#Medtronic 144A 4.375% 9/15/10                                                                       985,000            963,423
Merck
   4.75% 3/1/15                                                                                      265,000            251,156
   5.95% 12/1/28                                                                                   1,260,000          1,254,448
#Miller Brewing 144A 4.25% 8/15/08                                                                   725,000            710,983

                                                                                                 PRINCIPAL           MARKET
                                                                                                  AMOUNT O        VALUE (U.S.$)
                                                                                               -------------      -------------
Pilgrim's Pride 9.625% 9/15/11                                                                       850,000            913,750
Schering-Plough
   5.55% 12/1/13                                                                                     370,000            375,172
   6.75% 12/1/33                                                                                     565,000            638,068
Universal 6.50% 2/15/06                                                                              370,000            372,008
UST 6.625% 7/15/12                                                                                   820,000            841,655
WellPoint
   3.75% 12/14/07                                                                                    975,000            952,472
   4.25% 12/15/09                                                                                  1,335,000          1,295,925
Wyeth 5.50% 2/1/14                                                                                 1,230,000          1,240,835
                                                                                                                  -------------
                                                                                                                     28,415,089
                                                                                                                  -------------
Electric - 10.35%
Alabama Power 5.875% 12/1/22                                                                       1,520,000          1,565,498
Avista
   7.75% 1/1/07                                                                                    1,380,000          1,420,406
   9.75% 6/1/08                                                                                    1,510,000          1,663,709
o Avista Capital Trust III 6.50% 4/1/34                                                              835,000            840,448
CenterPoint Energy Houston Electric 5.60% 7/1/23                                                   1,850,000          1,825,364
Cleveland Electric Illuminating 7.88% 11/1/17                                                        200,000            239,756
Detroit Edison 4.80% 2/15/15                                                                       1,350,000          1,292,883
Dominion Resources
   o 4.30% 9/28/07                                                                                 2,375,000          2,376,418
   6.30% 3/15/33                                                                                   1,640,000          1,654,834
   7.195% 9/15/14                                                                                  1,430,000          1,578,730
Duke Capital
   4.331% 11/16/06                                                                                   690,000            684,762
   5.668% 8/15/14                                                                                  1,930,000          1,925,007
Entergy Gulf States 5.12% 8/1/10                                                                   1,250,000          1,219,454
FPL Group Capital 4.086% 2/16/07                                                                   1,025,000          1,016,031
Monongahela Power 5.00% 10/1/06                                                                      315,000            315,094
National Rural Utilities Cooperative Finance 3.875% 2/15/08                                        1,540,000          1,509,647
Northern States Power 2.875% 8/1/06                                                                1,100,000          1,085,505
Pacific Gas & Electric 6.05% 3/1/34                                                                4,425,000          4,460,550
Peco Energy 5.95% 11/1/11                                                                          2,050,000          2,135,372
#Power Contract Financing 144A
   5.20% 2/1/06                                                                                      325,633            326,034
   6.256% 2/1/10                                                                                   1,164,000          1,183,809
#Power Receivables Finance 144A 6.29% 1/1/12                                                         203,844            207,346
Progress Energy 6.75% 3/1/06                                                                         850,000            855,444
PSEG Energy Holdings 7.75% 4/16/07                                                                   655,000            668,100
PSEG Power 5.50% 12/1/15                                                                           2,640,000          2,583,206
o SCANA 4.02% 3/1/08                                                                               1,755,000          1,756,529
Southern California Edison 6.00% 1/15/34                                                           1,675,000          1,728,171
TECO Energy 7.20% 5/1/11                                                                           1,015,000          1,065,750
#Tenaska Alabama Partners 144A 7.00% 6/30/21                                                         340,000            347,130
TXU Energy 7.00% 3/15/13                                                                           1,965,000          2,049,100
Westar Energy 6.00% 7/1/14                                                                         1,250,000          1,307,038
                                                                                                                  -------------
                                                                                                                     42,887,125
                                                                                                                  -------------
Energy - 4.38%
#Canadian Oil Sands 144A 4.80% 8/10/09                                                               314,000            308,863
ConocoPhillips 5.90% 10/15/32                                                                      1,150,000          1,215,052
EnCana 6.50% 8/15/34                                                                               2,000,000          2,200,583
Halliburton 5.50% 10/15/10                                                                           915,000            935,017
Naftogaz Ukrainy 8.125% 9/30/09                                                                    1,700,000          1,780,580
Nexen 5.875% 3/10/35                                                                                 975,000            931,050
Petroleum Geo-Services 8.00% 11/5/06                                                                 335,704            339,061
#Ras Laffan LNG III 144A 5.838% 9/30/27                                                            1,430,000          1,403,821
SEACOR Holdings 7.20% 9/15/09                                                                        895,000            924,487
o Secunda International 12.15% 9/1/12                                                                700,000            731,500
SESI 8.875% 5/15/11                                                                                  505,000            531,513
Siberian Oil 10.75% 1/15/09                                                                        1,775,000          2,003,443
Smith International 7.00% 9/15/07                                                                  1,705,000          1,760,767
Tesoro 8.00% 4/15/08                                                                               1,270,000          1,327,150
Tyumen Oil 11.00% 11/6/07                                                                            930,000          1,020,489
USX 9.125% 1/15/13                                                                                   600,000            729,869
                                                                                                                  -------------
                                                                                                                     18,143,245
                                                                                                                  -------------
Financials - 4.92%
American General Finance 4.875% 7/15/12                                                            1,725,000          1,680,987
o Berkshire Hathaway 4.165% 1/11/08                                                                  830,000            831,066
Capital One Bank 5.75% 9/15/10                                                                       885,000            902,307
Capital One Financial 4.738% 5/17/07                                                               2,030,000          2,023,271
Household Finance 4.625% 9/15/10                                                                   1,250,000          1,221,294
#Mantis Reef 144A 4.799% 11/3/09                                                                   1,755,000          1,714,307
MBNA 5.00% 6/15/15                                                                                   700,000            681,470
#Residential Capital 144A
   6.375% 6/30/10                                                                                  1,845,000          1,875,919

                                                                                                 PRINCIPAL           MARKET
                                                                                                  AMOUNT O        VALUE (U.S.$)
                                                                                               -------------      -------------
   6.875% 6/30/15                                                                                  3,135,000          3,306,475
o#Resona Preferred Global Securities Cayman 144A 7.191% 12/29/49                                   5,045,000          5,148,749
#SovRisc BV 144A 4.625% 10/31/08                                                                   1,015,000          1,011,955
                                                                                                                  -------------
                                                                                                                     15,249,051
                                                                                                                  -------------
Industrial  - 0.08%
Trimas 9.875% 6/15/12                                                                                410,000            334,150
                                                                                                                  -------------
                                                                                                                        334,150
                                                                                                                  -------------
Insurance - 8.67%
#Farmers Exchange Capital 144A 7.05% 7/15/28                                                       1,897,000          1,922,450
#Farmers Insurance Exchange 144A
   6.00% 8/1/14                                                                                      625,000            624,615
   8.625% 5/1/24                                                                                   3,670,000          4,347,309
#Liberty Mutual 144A
   5.75% 3/15/14                                                                                   1,030,000            993,181
   7.00% 3/15/34                                                                                     660,000            653,102
Marsh & McLennan
   o 4.27% 7/13/07                                                                                 1,270,000          1,265,113
   5.15% 9/15/10                                                                                     720,000            708,568
   5.375% 3/15/07                                                                                  2,145,000          2,150,830
   5.375% 7/15/14                                                                                    230,000            220,570
   5.75% 9/15/15                                                                                   1,172,000          1,142,252
   5.875% 8/1/33                                                                                   1,910,000          1,715,675
MetLife
   5.00% 6/15/15                                                                                   1,360,000          1,324,008
   5.70% 6/15/35                                                                                   1,395,000          1,351,592
#Nationwide Mutual Insurance 144A 7.875% 4/1/33                                                    1,160,000          1,382,257
#Nippon Life Insurance 144A 4.875% 8/9/10                                                          2,515,000          2,468,015
o~#North Front Pass-Through Trust 144A 5.81% 12/15/24                                              3,850,000          3,816,463
o#Oil Insurance 144A 5.15% 8/15/33                                                                 2,580,000          2,544,762
Saint Paul Travelers 5.01% 8/16/07                                                                 2,325,000          2,319,339
o~#Twin Reefs Pass-Through Trust 144A 4.935% 12/31/49                                              1,600,000          1,596,427
Willis Group
   5.125% 7/15/10                                                                                  1,695,000          1,678,123
   5.625% 7/15/15                                                                                  1,735,000          1,705,571
                                                                                                                  -------------
                                                                                                                     35,930,222
                                                                                                                  -------------
Natural Gas - 2.93%
Atmos Energy
   4.00% 10/15/09                                                                                    660,000            631,531
   o 4.525% 10/15/07                                                                               1,905,000          1,907,168
Enterprise Products Operating
   4.00% 10/15/07                                                                                    590,000            577,245
   4.625% 10/15/09                                                                                 1,290,000          1,252,375
#Gulf South Pipeline 144A 5.05% 2/1/15                                                             1,570,000          1,526,396
KeySpan Gas East 6.90% 1/15/08                                                                       725,000            754,318
Northern Border Pipeline 6.25% 5/1/07                                                                700,000            712,484
Sempra Energy
   o 4.29% 5/21/08                                                                                   835,000            837,882
   4.75% 5/15/09                                                                                     735,000            722,300
Texas East Transmission 5.25% 7/15/07                                                                615,000            617,938
Valero Logistics Operations 6.05% 3/15/13                                                          1,680,000          1,729,090
#Williams Gas Pipelines Central 144A 7.375% 11/15/06                                                 850,000            874,003
                                                                                                                  -------------
                                                                                                                     12,142,730
                                                                                                                  -------------
Real Estate - 0.60%
Developers Diversified Realty
   4.625% 8/1/10                                                                                   2,055,000          1,987,082
   5.375% 10/15/12                                                                                   530,000            520,405
                                                                                                                  -------------
                                                                                                                      2,507,487
                                                                                                                  -------------
Technology - 0.41%
Motorola
   4.608% 11/16/07                                                                                 1,400,000          1,393,699
   7.625% 11/15/10                                                                                   287,000            320,531
                                                                                                                  -------------
                                                                                                                      1,714,230
                                                                                                                  -------------
Transportation - 1.04%
American Airlines 6.817% 5/23/11                                                                     775,000            696,044
Continental Airlines 6.503% 6/15/11                                                                1,590,000          1,516,340
o CSX 4.01% 8/3/06                                                                                   294,000            294,602
#Erac USA Finance 144A 7.35% 6/15/08                                                                 905,000            953,375
United Air Lines 7.73% 7/1/10                                                                        884,323            853,528
                                                                                                                  -------------
                                                                                                                      4,313,889
                                                                                                                  -------------
TOTAL CORPORATE BONDS (COST $325,749,786)                                                                           318,963,006
                                                                                                                  =============
FOREIGN AGENCIES - 0.81%
Canada Housing Trust No 1 3.75% 3/15/10                                             CAD            1,596,000          1,340,948
Pemex Project Funding Master Trust 6.125% 8/15/08                                   USD            1,370,000          1,402,880
#Pemex Project Funding Master Trust 144A 6.625% 6/15/35                                              635,000            610,394
                                                                                                                  -------------
TOTAL FOREIGN AGENCIES (COST $3,383,139)                                                                              3,354,222
                                                                                                                  =============

                                                                                                 PRINCIPAL           MARKET
                                                                                                  AMOUNT O        VALUE (U.S.$)
                                                                                               -------------      -------------
MUNICIPAL BONDS - 2.68%
American Eagle Northwest Series A 4.97% 12/15/18                                                     455,000            443,507
California State 5.00% 2/1/33                                                                        480,000            486,274
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)                               1,125,000          1,166,771
Colorado Department of Transportation Revenue Series B 5.00% 12/15/13 (FGIC)                       1,390,000          1,499,323
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)                                     710,000            751,734
*Golden State, California Tobacco Securitization Corporation Settlement Revenue
 Series B 5.625% 6/1/38-13                                                                           365,000            406,789
Illinois State Taxable Pension 5.10% 6/1/33                                                        1,840,000          1,774,495
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)                           640,000            685,030
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)                                   1,195,000          1,265,864
Oregon State Taxable Pension 5.892% 6/1/27                                                         1,255,000          1,332,735
West Virginia Economic Development Authority
   5.37% 7/1/20 (MBIA)                                                                               175,000            177,385
   6.07% 7/1/26                                                                                      575,000            597,172
Wisconsin State General Taxable Revenue Series A 5.70% 5/1/26 (FSA)                                  475,000            495,487
                                                                                                                  -------------
TOTAL MUNICIPAL BONDS (COST $10,954,888)                                                                             11,082,566
                                                                                                                  =============
NON-AGENCY ASSET-BACKED SECURITIES - 0.80%
#Countrywide Asset-Backed Certificates Series 2004-1 NIM 144A
   6.00% 5/25/34                                                                                      40,223             40,223
#GSAA Trust Series 2004-4N 144A 6.25% 5/25/34                                                        135,364            135,322
Mid-State Trust
   Series 11 A1 4.864% 7/15/38                                                                       131,414            123,591
   Series 2004-1 A 6.005% 8/15/37                                                                    228,321            233,410
Renaissance Home Equity Loan Trust Series 2005-2 AF2 4.361% 8/25/35                                1,230,000          1,213,552
o Residential Asset Mortgage Products Series 2004-RZ2 AI3 4.30% 1/25/31                              790,000            781,250
#Sharp NIM Trust 144A
   Series 2003-HE1N N 144A 6.90% 11/25/33                                                             17,997             17,974
   Series 2004-2N 144A 7.00% 1/25/34                                                                  96,767             96,767
   Series 2004-IM1N N1 6.85% 3/25/34                                                                  53,643             53,643
#Sierra Receivables Funding Company Series 2003-1A A 144A 3.09% 1/15/14                              133,749            131,126
Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31                                        542,768            495,680
                                                                                                                  -------------
TOTAL NON-AGENCY ASSET-BACKED SECURITIES (COST $3,368,716)                                                            3,322,538
                                                                                                                  =============
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.05%
o Bear Stearns Adjustable Rate Mortgage Trust Series 2005-7 1A2 4.75% 8/25/35                        558,970            547,354
o First Horizon Asset Securities Series 2004-AR7 1A1 4.473% 2/25/35                                2,564,576          2,565,077
o MASTR Adjustable Rate Mortgage Trust Series 2004-10 2A2 4.981% 10/25/34                            540,528            542,606
#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.15% 7/25/35                                    838,410            830,026
o Structured Adjustable Rate Mortgage Loan Trust Series 2005-18 6A1 5.339% 9/25/35                 1,955,868          1,946,700
o Washington Mutual Series 2005-AR3 A1 4.650% 3/25/35                                              2,101,796          2,067,391
                                                                                                                  -------------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $8,555,726)                                                8,499,154
                                                                                                                  =============
REGIONAL AUTHORITY - 0.44%
Ontario Province 4.50% 3/8/15                                                       CAD              724,000            619,274
Quebec Province 5.00% 12/1/15                                                       CAD            1,388,000          1,220,120
                                                                                                                  -------------
TOTAL REGIONAL AUTHORITY (COST $1,852,938)                                                                            1,839,394
                                                                                                                  =============
~~ SENIOR SECURED LOANS - 1.97%
@CenterPoint Energy Bank Loan 13.243% 11/12/05                                      USD            1,000,000          1,016,250
@Dex Media West Loan Tranche B 5.60% 9/14/10                                                       1,105,118          1,109,953
Neiman Marcus Term Bank Loan 6.475% 4/6/13                                                         4,250,000          4,292,500
@Qwest Communications Bank Loan
      Tranch A 8.10% 6/30/07                                                                         500,000            516,250
      Tranch B 6.95% 6/30/10                                                                       1,250,000          1,243,750
                                                                                                                  -------------
TOTAL SENIOR SECURED LOANS (COST $8,136,968)                                                                          8,178,703
                                                                                                                  =============
SOVEREIGN DEBT- 3.86%
Brazil - 0.37%
Republic of Brazil 12.50% 1/5/16                                                    BRL            3,657,000          1,534,712
                                                                                                                  -------------
                                                                                                                      1,534,712
                                                                                                                  -------------
El Salvador - 0.19%
Republic of El Salvador 7.65% 6/15/35                                               USD              795,000            796,256
                                                                                                                  -------------
                                                                                                                        796,256
                                                                                                                  -------------

                                                                                                 PRINCIPAL           MARKET
                                                                                                  AMOUNT O        VALUE (U.S.$)
                                                                                               -------------      -------------
Germany - 0.62%
Deutschland Republic 5.00% 7/4/11                                                   EUR            1,932,000          2,548,869
                                                                                                                  -------------
                                                                                                                      2,548,869
                                                                                                                  -------------
Poland - 0.86%
Poland Government
   5.75% 3/24/10                                                                    PLZ            4,591,000          1,416,968
   6.25% 10/24/15                                                                   PLZ            6,655,000          2,161,330
                                                                                                                  -------------
                                                                                                                      3,578,298
                                                                                                                  -------------
Russia - 0.10%
~@Russian Paris Club Participation Note 2.175% 8/20/20                              JPY           48,631,710            419,064
                                                                                                                  -------------
                                                                                                                        419,064
                                                                                                                  -------------
Sweden - 0.59%
Swedish Government
   4.00% 12/1/09                                                                    SEK           10,745,000          1,411,891
   4.50% 8/12/15                                                                    SEK            4,510,000            623,376
   5.00% 12/1/20                                                                    SEK            2,725,000            405,913
                                                                                                                  -------------
                                                                                                                      2,441,180
                                                                                                                  -------------
United Kingdom - 0.90%
U.K. Treasury
   8.00% 9/27/13                                                                    GBP              838,000          1,844,066
   8.00% 6/7/21                                                                     GBP              745,000          1,862,118
                                                                                                                  -------------
                                                                                                                      3,706,184
                                                                                                                  -------------
Venezuela - 0.23%
Venezuela Government 9.375% 1/13/34                                                 USD              825,000            961,538
                                                                                                                  -------------
                                                                                                                        961,538
                                                                                                                  -------------
TOTAL SOVEREIGN DEBT (COST $16,604,645)                                                                              15,986,101
                                                                                                                  =============
SUPRANATIONAL BANKS - 0.01%
Inter-American Development Bank 1.90% 7/8/09                                        JPY            4,000,000             36,104
                                                                                                                  -------------
TOTAL SUPRANATIONAL (COST $38,355)                                                                                       36,104
                                                                                                                  =============
U.S. TREASURY OBLIGATIONS  - 2.81%
U.S. Treasury Bond 5.375% 2/15/31                                                   USD            7,265,000          7,925,665
U.S. Treasury Inflation Index Notes 1.875% 7/15/15                                                 1,468,835          1,454,377
U.S. Treasury Notes
   ^^3.75% 3/31/07                                                                                 1,225,000          1,214,569
   4.125% 8/15/08                                                                                    600,000            595,735
   4.125% 8/15/10                                                                                    115,000            113,293
   4.25% 8/15/15                                                                                     355,000            346,513
                                                                                                                  -------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $11,731,617)                                                                   11,650,152
                                                                                                                  =============

                                                                                                 NUMBER OF
                                                                                                  SHARES
                                                                                               -------------
PREFERRED STOCK - 0.16%
Nexen 7.35%                                                                                           25,430            657,874
                                                                                                                  -------------
TOTAL PREFERRED STOCK (COST $670,134)                                                                                   657,874
                                                                                                                  =============

WARRANT - 0.00%
+#Solutia144A, exercise price $7.59, expiration date 7/15/09                                             615                  0
                                                                                                                  -------------
TOTAL WARRANT (COST $52,353)                                                                                                  0
                                                                                                                  =============

                                                                                                 PRINCIPAL
                                                                                                  AMOUNT O
                                                                                               -------------
REPURCHASE AGREEMENTS - 0.78%
With BNP Paribas 3.92% 11/1/05
(dated 10/31/05, to be repurchased at $1,624,777,
collateralized by $1,671,200 U.S. Treasury
Bills due 1/19/06, market value $1,657,454)                                         USD            1,624,600          1,624,600

With Cantor Fitzgerald 3.91% 11/1/05 (dated 10/31/05, to be repurchased at
$1,598,574, collateralized by $749,200 U.S. Treasury Bills due 4/27/06, market value $734,235, $532,800 U.S. Treasury Notes 2.50% due 5/31/06, market value
$533,065 and $341,000 U.S. Treasury Notes 6.00% due 8/15/09, market value
$363,702)                                                                                          1,598,400          1,598,400
                                                                                                                  -------------
TOTAL REPURCHASE AGREEMENTS (COST $3,223,000)                                                                         3,223,000
                                                                                                                  =============
TOTAL MARKET VALUE OF SECURITIES - 97.77%
   (cost $413,031,780)                                                                                              405,230,207
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 2.23%                                                   9,242,333
                                                                                                                  -------------
NET ASSETS APPLICABLE TO 73,808,518 SHARES OUTSTANDING - 100.00%                                                  $ 414,472,540
                                                                                                                  =============

O Principal amount shown is stated in the currency in which each foreign bond is denominated.

BRL - Brazilian Real
CAD - Canadian Dollar
EUR - European Monetary Unit
GBP - British Pound Sterling
JPY - Japanese Yen
PLZ - Polish Zloty
SEK - Swedish Kroner
USD - U.S. Dollar

~~ Senior Secured Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

+    Non-income producing security for the period ended October 31, 2005.

++   Non-income producing security. Security is currently in default.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. At October 31, 2005, Rule 144A securities represented 17.22% of total net assets. See Note 5 in "Notes."

= Security is being fair valued in accordance with the Fund's fair valuation policy. See Note 1 in "Notes." At October 31, 2005, eight securities were fair valued which represented 0.87% of the Fund's net assets.

* Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

@ Illiquid security. See Note 5 in "Notes." At October 31, 2005, 13 securities were deemed illiquid which represented 1.91% of the Fund's net assets.

o Variable rate securities. The interest rate shown is the rate as of October 31, 2005.

^^   Fully or partially pledged as collateral for financial futures contracts.

~ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
CBO - Collateralized Bond Obligation
CDO - Collateralized Debt Obligation
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
NIM - Net Interest Margin

The following foreign currency exchange contracts and futures contracts were outstanding at October 31, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                            IN               VALUE OF                          UNREALIZED
CONTRACTS TO                             EXCHANGE            CONTRACT        SETTLEMENT       APPRECIATION
RECEIVE (DELIVER)                           FOR             AT 10/31/05         DATE         (DEPRECIATION)
-----------------------------------    --------------      -------------     ----------      --------------
(1,072,400) British Pounds             US$  1,938,609      $  (1,898,496)     11/10/05         $   40,113
(1,073,100) British Pounds             US$  1,941,475         (1,899,735)     11/10/05             41,740
    (1,197) Canadian Dollar            US$      1,022             (1,013)     11/10/05                  9
(1,877,700) Canadian Dollar            US$  1,581,237         (1,589,582)     11/10/05             (8,345)
(1,086,000) European Monetary Units    US$  1,319,056         (1,309,043)       2/8/06             10,013
   (66,483) Japanese Yen               US$        575               (578)       2/8/06                 (3)
20,388,248  Japanese Yen               US$   (185,598)           175,349      11/10/05            (10,249)
(20,388,248)Japanese Yen               US$    180,596           (175,349)     11/10/05              5,247
(7,492,400) Polish Zloty               US$  2,309,760         (2,264,759)       2/8/06             45,001
(6,353,000) Swedish Krona              US$    833,296           (798,395)     11/10/05             34,901
                                                                                             --------------
                                                                                               $  158,427
                                                                                             ==============

FUTURES CONTRACTS(2)

                                          NOTIONAL                                            UNREALIZED
CONTRACTS TO                                COST              NOTIONAL       EXPIRATION      APPRECIATION
BUY (SELL)                               (PROCEEDS)            VALUE            DATE        (DEPRECIATION)
----------------------------------     --------------      -------------     -----------    --------------
 307 U.S. Treasury 10 year Note        $   33,660,856      $  33,295,109       12/31/05       $ (365,747)
(116) U.S. Treasury long Bond             (13,380,998)       (12,988,375)      12/31/05          392,623
                                                                                            --------------
                                                                                              $   26,876
                                                                                            --------------

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1) See Note 3 in "Notes."
(2) See Note 4 in "Notes."

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Income Funds - Delaware Corporate Bond Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not readily available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.
S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At October 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At October 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                    $  413,708,908
                                       --------------
Aggregate unrealized appreciation           2,784,207
Aggregate unrealized depreciation         (11,262,908)
                                       --------------
Net unrealized depreciation            $   (8,478,701)
                                       --------------

3. FOREIGN EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities.

4. FUTURES CONTRACTS
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in receivables and other assets net of liabilities.

5. CREDIT AND MARKET RISK
The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including payments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. Rule 144A and other securities comprising 1.91% of total net assets have been determined to be illiquid securities under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities have been denoted in the Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)
DELAWARE DELCHESTER FUND
OCTOBER 31, 2005

                                                                                                 PRINCIPAL           MARKET
                                                                                                  AMOUNT             VALUE
                                                                                               -------------      -------------
COLLATERALIZED BOND OBLIGATIONS - 0.25%
#@=oMerrill Lynch CBO VII Series 1997-C3A 144A 4.335% 3/23/08                                  $     961,161      $     367,986
@=South Street CBO Series 1999-1A A1 7.16% 7/1/11                                                    374,287            378,029
                                                                                                                  -------------
TOTAL COLLATERALIZED BOND OBLIGATIONS (COST $885,818)                                                                   746,015
                                                                                                                  =============
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.68%
#First Union National Bank Commercial Mortgage Series 2001-C2 L 144A 6.46% 1/12/43                 2,025,000          2,008,303
                                                                                                                  -------------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $2,055,296)                                                         2,008,303
                                                                                                                  =============
CORPORATE BONDS - 90.81%
Banking - 0.05%
Western Financial Bank 9.625% 5/15/12                                                                125,000            143,438
                                                                                                                  -------------
                                                                                                                        143,438
                                                                                                                  -------------
Basic Industry - 13.75%
Abitibi-Consolidated 6.95% 4/1/08                                                                    685,000            685,000
*AK Steel
   7.75% 6/15/12                                                                                     595,000            538,475
   7.875% 2/15/09                                                                                  1,140,000          1,091,550
Bowater 9.50% 10/15/12                                                                             3,630,000          3,666,299
Donohue Forest Products 7.625% 5/15/07                                                             1,000,000          1,030,000
Fort James 7.75% 11/15/23                                                                          3,785,000          4,012,099
Gold Kist 10.25% 3/15/14                                                                           1,185,000          1,333,125
*Huntsman International 10.125% 7/1/09                                                               505,000            522,044
*#Huntsman International 144A 7.375% 1/1/15                                                        1,895,000          1,809,725
*#Nell AF Sarl 144A 8.375% 8/15/15                                                                 1,850,000          1,785,250
*Newpage 10.00% 5/1/12                                                                             1,860,000          1,701,900
*Norske Skog Canada 8.625% 6/15/11                                                                 1,395,000          1,353,150
*#Novelis 144A 7.25% 2/15/15                                                                       1,475,000          1,353,313
#Port Townsend Paper 144A 12.00% 4/15/11                                                           2,730,000          1,951,950
Potlatch 13.00% 12/1/09                                                                            2,545,000          3,060,411
*Rhodia
   8.875% 6/1/11                                                                                   2,135,000          2,028,250
   10.25% 6/1/10                                                                                   1,390,000          1,487,300
Smurfit Capital Funding 7.50% 11/20/25                                                             3,315,000          2,933,775
++Solutia 6.72% 10/15/37                                                                           4,045,000          2,791,050
Stone Container 9.75% 2/1/11                                                                       2,200,000          2,211,000
Tembec Industries 8.625% 6/30/09                                                                   2,340,000          1,591,200
Witco 6.875% 2/1/26                                                                                1,520,000          1,573,200
                                                                                                                  -------------
                                                                                                                     40,510,066
                                                                                                                  -------------
Brokerage - 2.17%
*E Trade Financial 8.00% 6/15/11                                                                   2,870,000          2,927,400
LaBranche & Company
   9.50% 5/15/09                                                                                   1,415,000          1,496,363
   11.00% 5/15/12                                                                                  1,770,000          1,964,700
                                                                                                                  -------------
                                                                                                                      6,388,463
                                                                                                                  -------------
Capital Goods - 6.16%
++Anchor Glass 11.00% 2/15/13                                                                        975,000            624,000
*Armor Holdings 8.25% 8/15/13                                                                      2,545,000          2,761,325
*Graham Packaging 9.875% 10/15/14                                                                  2,575,000          2,420,500
Interface 10.375% 2/1/10                                                                           2,470,000          2,673,775
Interline Brands 11.50% 5/15/11                                                                    2,221,000          2,476,415
Intertape Polymer 8.50% 8/1/14                                                                     2,000,000          1,930,228
##Mueller Holdings 14.75% 4/15/14                                                                  3,310,000          2,432,850
#Panolam Industrial 144A 10.75% 10/1/13                                                            1,115,000          1,087,125
*Trimas 9.875% 6/15/12                                                                             2,125,000          1,731,875
                                                                                                                  -------------
                                                                                                                     18,138,093
                                                                                                                  -------------
Consumer Cyclical - 5.68%
Accuride 8.50% 2/1/15                                                                              1,910,000          1,814,500
*Advanced Accessory Systems 10.75% 6/15/11                                                         1,095,000            936,225
=++Avado Brands 9.75% 6/1/06                                                                       1,540,000            146,300
General Motors Acceptance Corporation
   6.875% 9/15/11                                                                                    745,000            723,221
   8.00% 11/1/31                                                                                     770,000            797,111
*Landry's Restaurant 7.50% 12/15/14                                                                1,310,000          1,211,750
*#Metaldyne 144A 11.00% 11/1/13                                                                    2,700,000          2,443,500
*#Neiman Marcus 144A 10.375% 10/15/15                                                              1,655,000          1,605,350
*O'Charleys 9.00% 11/1/13                                                                          2,300,000          2,397,750
#Uno Restaurant 144A 10.00% 2/15/11                                                                2,100,000          1,879,500
++Venture Holdings 12.00% 6/1/09                                                                   3,465,000              4,331

                                                                                                 PRINCIPAL           MARKET
                                                                                                  AMOUNT             VALUE
                                                                                               -------------      -------------
*Visteon
   7.00% 3/10/14                                                                                     465,000            397,575
   8.25% 8/1/10                                                                                      525,000            487,594
*Warnaco 8.875% 6/15/13                                                                            1,735,000          1,878,138
                                                                                                                  -------------
                                                                                                                     16,722,845
                                                                                                                  -------------
Consumer Non-Cyclical - 7.18%
Biovail 7.875% 4/1/10                                                                              2,555,000          2,647,619
#Commonwealth Brands 144A 10.625% 9/1/08                                                           3,030,000          3,196,649
Constellation Brands 8.125% 1/15/12                                                                  250,000            261,563
Cott Beverages 8.00% 12/15/11                                                                      1,155,000          1,186,763
#Doane Pet Care 144A 10.625% 11/15/15                                                                510,000            518,925
#Le-Natures 144A 10.00% 6/15/13                                                                    2,275,000          2,445,625
*National Beef Packing 10.50% 8/1/11                                                               2,600,000          2,697,500
Pilgrim's Pride 9.625% 9/15/11                                                                     1,190,000          1,279,250
Pinnacle Foods 8.25% 12/1/13                                                                       1,025,000            953,250
Playtex Products 9.375% 6/1/11                                                                     1,150,000          1,196,000
True Temper Sports 8.375% 9/15/11                                                                  2,380,000          2,153,900
#Warner Chilcott 144A 8.75% 2/1/15                                                                 2,830,000          2,617,750
                                                                                                                  -------------
                                                                                                                     21,154,794
                                                                                                                  -------------
Energy - 4.87%
Bluewater Finance 10.25% 2/15/12                                                                   1,600,000          1,712,000
El Paso Natural Gas 7.625% 8/1/10                                                                  1,350,000          1,423,475
El Paso Production Holding 7.75% 6/1/13                                                            2,290,000          2,370,151
#Hilcorp Energy 144A
   *7.75% 11/1/15                                                                                    645,000            654,675
   10.50% 9/1/10                                                                                   1,039,000          1,168,875
Inergy Finance 6.875% 12/15/14                                                                     1,595,000          1,519,238
Petroleum Geo-Services
   *8.00% 11/5/06                                                                                    388,047            391,927
   10.00% 11/5/10                                                                                    710,267            788,396
o Secunda International 12.15% 9/1/12                                                              1,545,000          1,614,525
Tennessee Gas Pipeline 8.375% 6/15/32                                                              1,265,000          1,420,930
Whiting Petro 7.25% 5/1/13                                                                         1,270,000          1,285,875
                                                                                                                  -------------
                                                                                                                     14,350,067
                                                                                                                  -------------
Finance & Investments - 0.52%
FINOVA Group 7.50% 11/15/09                                                                        3,987,500          1,535,188
                                                                                                                  -------------
                                                                                                                      1,535,188
                                                                                                                  -------------
Media - 10.22%
###Adelphia Communications 8.125% 7/15/06                                                          3,300,000          2,128,500
#CCH I Notes 144A 11.00% 10/1/15                                                                   1,237,000          1,125,670
*Cenveo 9.625% 3/15/12                                                                             1,115,000          1,181,900
#Charter Communications 144A 5.875% 11/16/09                                                       1,080,000            793,800
Charter Communications Holdings
   *11.125% 1/15/11                                                                                  760,000            501,600
   ##11.75% 5/15/11                                                                                  945,000            595,350
   ##13.50% 1/15/11                                                                                2,490,000          1,842,600
*CSC Holdings 10.50% 5/15/16                                                                       2,245,000          2,418,988
Insight Midwest 10.50% 11/1/10                                                                     4,360,000          4,599,799
Lodgenet Entertainment 9.50% 6/15/13                                                               2,010,000          2,185,875
*Mediacom Capital 9.50% 1/15/13                                                                    3,065,000          3,011,362
Nextmedia Operating 10.75% 7/1/11                                                                    640,000            698,400
Rogers Cablesystems 11.00% 12/1/15                                                                 1,565,000          1,658,900
Sheridan Acquisition 10.25% 8/15/11                                                                1,525,000          1,593,625
*#Sirius Satellite Radio 144A 9.625% 8/1/13                                                        1,990,000          1,892,988
*Vertis 10.875% 6/15/09                                                                              790,000            738,650
Warner Music Group 7.375% 4/15/14                                                                  1,130,000          1,107,400
*XM Satellite Radio 12.00% 6/15/10                                                                 1,815,000          2,037,338
                                                                                                                  -------------
                                                                                                                     30,112,745
                                                                                                                  -------------
Real Estate - 2.39%
American Real Estate Partners 8.125% 6/1/12                                                          900,000            929,250
#American Real Estate Partners 144A 7.125% 2/15/13                                                   910,000            889,525
BF Saul REIT 7.50% 3/1/14                                                                          2,585,000          2,649,625
Tanger Properties 9.125% 2/15/08                                                                   2,385,000          2,563,875
                                                                                                                  -------------
                                                                                                                      7,032,275
                                                                                                                  -------------
Services Cyclical - 10.10%
*Adesa 7.625% 6/15/12                                                                              1,705,000          1,722,050
#CCM Merger Motor 144A 8.00% 8/1/13                                                                1,415,000          1,407,925
Corrections Corporation of America 7.50% 5/1/11                                                    1,560,000          1,620,450
*Foster Wheeler 10.359% 9/15/11                                                                      613,750            690,469
#FTI Consulting 144A 7.625% 6/15/13                                                                  500,000            512,500
Gaylord Entertainment 6.75% 11/15/14                                                                 575,000            557,750
##H-Lines Finance Holding 11.00% 4/1/13                                                            3,760,000          3,111,399
Horizon Lines 9.00% 11/1/12                                                                          903,000            962,824
Kansas City Southern Railway 9.50% 10/1/08                                                         1,310,000          1,424,625
#Knowledge Learning 144A 7.75% 2/1/15                                                              1,425,000          1,332,375
Mandalay Resort Group 10.25% 8/1/07                                                                  780,000            834,600

                                                                                                 PRINCIPAL           MARKET
                                                                                                  AMOUNT             VALUE
                                                                                               -------------      -------------
MGM MIRAGE 9.75% 6/1/07                                                                               30,000             31,650
*OMI 7.625% 12/1/13                                                                                2,745,000          2,827,349
Penn National Gaming 8.875% 3/15/10                                                                2,085,000          2,186,644
*Royal Caribbean Cruises 7.25% 3/15/18                                                             1,175,000          1,229,344
Seabulk International 9.50% 8/15/13                                                                2,005,000          2,263,144
Stena 9.625% 12/1/12                                                                               1,845,000          2,001,825
##Town Sports International 11.00% 2/1/14                                                          1,890,000          1,273,388
United AirLines 7.73% 7/1/10                                                                         534,591            515,975
*Wheeling Island Gaming 10.125% 12/15/09                                                           3,075,000          3,236,437
                                                                                                                  -------------
                                                                                                                     29,742,723
                                                                                                                  -------------
Services Non-Cyclical - 7.22%
Aleris International 9.00% 11/15/14                                                                1,675,000          1,716,875
Allied Waste North America 9.25% 9/1/12                                                            2,720,000          2,945,352
Casella Waste Systems 9.75% 2/1/13                                                                 2,575,000          2,777,781
Geo Subordinate 11.00% 5/15/12                                                                     2,795,000          2,746,088
*Healthsouth 10.75% 10/1/08                                                                        2,950,000          2,898,375
NDCHealth 10.50% 12/1/12                                                                           3,005,000          3,436,969
US Oncology 10.75% 8/15/14                                                                         3,289,000          3,642,567
##Vanguard Health 11.25% 10/1/15                                                                   1,575,000          1,110,375
                                                                                                                  -------------
                                                                                                                     21,274,382
                                                                                                                  -------------
Technology & Electronics - 2.07%
#Ikon Office Solutions 144A 7.75% 9/15/15                                                            160,000            152,400
*Magnachip Semiconductor 8.00% 12/15/14                                                            2,120,000          1,950,400
Sanmina-SCI 10.375% 1/15/10                                                                        2,375,000          2,612,500
#SunGard Data Systems 144A 10.25% 8/15/15                                                          1,400,000          1,394,750
                                                                                                                  -------------
                                                                                                                      6,110,050
                                                                                                                  -------------
Telecommunications - 10.99%
Alaska Communications Systems Holdings 9.875% 8/15/11                                              1,987,000          2,145,960
++Allegiance Telecom 11.75% 2/15/08                                                                2,045,000            501,025
American Cellular 10.00% 8/1/11                                                                    1,230,000          1,334,550
American Tower 7.125% 10/15/12                                                                     1,825,000          1,891,156
Centennial Cellular Operating 10.125% 6/15/13                                                      1,890,000          2,121,525
Cincinnati Bell
   7.00% 2/15/15                                                                                     515,000            489,250
   8.375% 1/15/14                                                                                  2,120,000          2,072,300
#Digicel 144A 9.25% 9/1/12                                                                         1,900,000          1,966,500
*##Inmarsat Finance 10.375% 11/15/12                                                               3,465,000          2,849,963
iPCS 11.50% 5/1/12                                                                                 1,445,000          1,625,625
Iwo Escrow
   o 7.90% 1/15/12                                                                                   495,000            517,275
   ##10.75% 1/15/15                                                                                  410,000            295,200
MCI 7.688% 5/1/09                                                                                  1,480,000          1,537,350
o#Qwest 144A 7.12% 6/15/13                                                                         2,030,000          2,151,800
*Rural Cellular
   9.625% 5/15/08                                                                                  1,850,000          1,891,625
   9.875% 2/1/10                                                                                   1,410,000          1,473,450
*#Telcordia Technologies 144A 10.00% 3/15/13                                                       3,220,000          2,849,700
*Time Warner 9.75% 7/15/08                                                                         1,280,000          1,305,600
Triton 9.375% 2/1/11                                                                                 850,000            656,625
*oUS LEC 12.716% 10/1/09                                                                           1,300,000          1,404,000
Valor Telecom Enterprises 7.75% 2/15/15                                                            1,335,000          1,313,306
                                                                                                                  -------------
                                                                                                                     32,393,785
                                                                                                                  -------------
Utilities - 7.44%
Avista 9.75% 6/1/08                                                                                1,970,000          2,170,534
Calpine
   *7.625% 4/15/06                                                                                   740,000            640,100
   10.50% 5/15/06                                                                                  1,030,000            890,950
o#Calpine 144A 9.90% 7/15/07                                                                       1,832,600          1,429,428
*CMS Energy 9.875% 10/15/07                                                                        1,517,000          1,638,360
#Dynegy Holdings 144A 10.125% 7/15/13                                                              1,920,000          2,121,600
Elwood Energy 8.159% 7/5/26                                                                        2,028,850          2,262,168
Midwest Generation
   8.30% 7/2/09                                                                                    2,425,000          2,534,125
   8.75% 5/1/34                                                                                    1,250,000          1,375,000
*++Mirant Americas Generation 7.625% 5/1/06                                                        2,295,000          2,765,475
Orion Power Holdings 12.00% 5/1/10                                                                 1,280,000          1,510,400
PSE&G Energy Holdings 7.75% 4/16/07                                                                1,485,000          1,514,700
Reliant Energy 9.50% 7/15/13                                                                         990,000          1,059,300
=++#USGen New England 144A 7.459% 1/2/15                                                           1,700,000             12,240
                                                                                                                  -------------
                                                                                                                     21,924,380
                                                                                                                  -------------
TOTAL CORPORATE BONDS (COST $275,014,871)                                                                           267,533,294
                                                                                                                  =============

                                                                                                 PRINCIPAL           MARKET
                                                                                                  AMOUNT             VALUE
                                                                                               -------------      -------------
CONVERTIBLE BONDS - 0.42%
*++Mirant 2.50% 6/15/21                                                                            1,235,000          1,238,088
                                                                                                                  -------------
TOTAL CONVERTIBLE BONDS (COST $989,069)                                                                               1,238,088
                                                                                                                  =============
EMERGING MARKET BONDS - 3.72%
#Kazkommerts International 144A 7.00% 11/3/09                                                      1,090,000          1,106,350
Naftogaz Ukrainy 8.125% 9/30/09                                                                    2,500,000          2,618,500
Republic of El Salvador 7.65% 6/15/35                                                              2,940,000          2,944,645
#Southern Peru 144A 7.50% 7/27/35                                                                  2,175,000          2,087,852
*Venezuela Government 9.375% 1/13/34                                                               1,895,000          2,208,623
                                                                                                                  -------------
TOTAL EMERGING MARKET BONDS (COST $10,645,526)                                                                       10,965,970
                                                                                                                  =============

                                                                                                 NUMBER OF
                                                                                                  SHARES
                                                                                               -------------
COMMON STOCK - 1.23%
B&G Foods                                                                                             27,900            358,515
+Foster Wheeler                                                                                       59,875          1,693,258
*+Petroleum Geo-Services ADR                                                                          48,531          1,230,261
*+XM Satellite Radio Holdings Class A                                                                 12,257            353,369
                                                                                                                  -------------
TOTAL COMMON STOCK (COST $1,608,087)                                                                                  3,635,403
                                                                                                                  =============
PREFERRED STOCK - 0.36%
Alamosa Delaware 7.50%                                                                                   960          1,059,360
                                                                                                                  -------------
TOTAL PREFERRED STOCK (COST $311,520)                                                                                 1,059,360
                                                                                                                  =============
WARRANTS - 0.00%
+#Solutia 144A, exercise price $7.59, expiration date 7/15/09                                          4,410                  0
                                                                                                                  -------------
TOTAL WARRANTS (COST $367,920)                                                                                                0
                                                                                                                  =============

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT
                                                                                               -------------
Repurchase Agreements - 2.61% With BNP Paribas 3.92% 11/1/05
(dated 10/31/05, to be repurchased at $3,872,422, collateralized by
$3,983,000 U.S. Treasury Bills due 1/19/06, market value $3,950,532)                           $   3,872,000          3,872,000

With Cantor Fitzgerald 3.91% 11/1/05 (dated 10/31/05, to be repurchased at
$3,810,414, collateralized by $1,786,000 U.S. Treasury Bills due 4/27/06, market value $1,750,046, $1,270,000 U.S. Treasury Notes 2.50% due 5/31/06, market value $1,270,556 and $813,000 U.S. Treasury Notes 6.00% due 8/15/09, market
value $866,881)                                                                                    3,810,000          3,810,000
                                                                                                                  -------------
TOTAL REPURCHASE AGREEMENTS (COST $7,682,000)                                                                         7,682,000
                                                                                                                  =============
TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL - 100.08%
   (cost $299,560,107)                                                                                              294,868,433
                                                                                                                  =============
SECURITIES LENDING COLLATERAL** - 19.93%
Short-Term Investments
Abbey National 4.14% 1/13/06                                                                       1,292,313          1,292,406
Australia New Zealand 4.01% 11/30/06                                                               1,746,485          1,746,260
Bank of New York 3.91% 4/4/06                                                                      1,397,060          1,397,008
Bank of the West 3.84% 3/2/06                                                                      1,746,213          1,746,260
Bayerische Landesbank 4.05% 8/25/06                                                                1,745,804          1,746,260
Bear Stearns
   3.95% 5/1/06                                                                                    1,920,886          1,920,886
   4.14% 1/17/06                                                                                     349,295            349,312
Beta Finance 3.83% 4/18/06                                                                         1,746,173          1,746,173
Calyon Singapore 3.69% 11/3/05                                                                     1,292,233          1,292,233
Calyon London 3.77% 12/30/05                                                                       1,227,760          1,226,739
CDC Financial Products 4.16% 11/30/05                                                              2,270,138          2,270,138
Citigroup Global Markets
   4.10% 11/1/05                                                                                  10,809,220         10,809,220
   4.13% 11/7/05                                                                                   2,270,138          2,270,138
Commonwealth Bank Australia 4.00% 11/30/06                                                         1,746,349          1,746,260
Credit Swiss First Boston New York
   3.96% 4/18/06                                                                                   1,886,067          1,885,961
   4.02% 12/29/05                                                                                    366,806            366,722
Deutsche Bank London 3.76% 12/27/05                                                                  524,123            523,943
Goldman Sachs 4.20% 10/31/06                                                                       2,130,437          2,130,437
Lehman Holdings 4.14% 12/23/05                                                                     1,746,372          1,746,781

                                                                                                 PRINCIPAL           MARKET
                                                                                                  AMOUNT             VALUE
                                                                                               -------------      -------------
Manufacturers & Traders 4.04% 9/26/06                                                              1,746,217          1,745,868
Marshall & Ilsley Bank 3.97% 12/29/05                                                              1,746,882          1,746,286
Merrill Lynch Mortgage Capital 4.16% 1/12/06                                                       2,270,138          2,270,138
National City Bank 3.81% 1/23/06                                                                   1,990,742          1,990,772
Nordea Bank Norge ASA 3.92% 11/30/06                                                               1,746,333          1,746,260
Proctor & Gamble 3.77% 11/30/06                                                                    1,746,065          1,746,260
Royal Bank of Canada 3.78% 11/18/05                                                                1,746,371          1,746,260
Royal Bank of Scotland 3.97% 11/30/06                                                              1,746,264          1,746,260
Sigma Finance 3.83% 3/16/06                                                                          523,861            523,913
Toyota Motor Credit 3.78% 6/23/06                                                                  1,757,943          1,758,033
Wells Fargo 3.96% 11/30/06                                                                         1,745,810          1,746,260
Wilmington Trust Company 4.05% 1/5/06                                                              1,746,441          1,746,260
                                                                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL (COST $58,725,707)                                                               58,725,707
                                                                                                                  =============

TOTAL MARKET VALUE OF SECURITIES - 120.01%
   (cost $358,285,814)                                                                                              353,594,140^^^

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL** - (19.93%)                                                     (58,725,707)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (0.08%)                                                  (243,645)
                                                                                                                  -------------
NET ASSETS APPLICABLE TO 91,539,338 SHARES OUTSTANDING - 100.00%                                                  $ 294,624,788
                                                                                                                  =============

o Variable rate notes. The interest rate shown is the rate as of October 31, 2005.

*    Fully or partially on loan.

**   See Note 3 in "Notes."

^^^  Includes $57,451,896 of securities loaned.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. At October 31, 2005, Rule 144A securities represented 17.01% of total net assets. See Note 4 in "Notes."

## Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

++   Non-income producing security. Security is currently in default.

+    Non-income producing security for the period ended October 31, 2005.

= Security is being fair valued in accordance with the Fund's fair valuation policy. See Note 1 in "Notes." At October 31, 2005, four securities were fair valued which represented 0.31% of the Fund's net assets.

@ Illiquid security. See Note 4 in "Notes." At October 31, 2005, two securities were deemed illiquid which represented 0.25% of the Fund's net assets.

### Security is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in the process to determine distribution of assets. The date listed is the estimate of when the proceedings will be finalized.

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts
CBO - Collateralized Bond Obligation
REIT - Real Estate Investment Trust

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Income Funds - Delaware Delchester Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At October 31, 2005 the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At October 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments                          $  359,420,254
                                             --------------
Aggregate unrealized appreciation                 8,824,022
Aggregate unrealized depreciation               (14,650,136)
                                             --------------
Net unrealized depreciation                  $   (5,826,114)
                                             --------------

For federal income tax purposes, at July 31, 2005, capital loss carryforwards of $639,057,396 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $123,490,311 expires in 2008, $284,053,994 expires in 2009, $211,481,773 expires in 2010 and $20,031,318 expires in 2011.

3. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation. At October 31, 2005, the market value of securities on loan was $57,451,896, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral".

4. CREDIT AND MARKET RISK
The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. Rule 144A and other securities comprising 0.25% of total net assets have been determined to be illiquid securities under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment advisor the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted in the Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)
DELAWARE EXTENDED DURATION BOND FUND
OCTOBER 31, 2005

                                                                                                 PRINCIPAL           MARKET
                                                                                                  AMOUNT O        VALUE (U.S.$)
                                                                                               -------------      -------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 0.32%
Freddie Mac Series 2890 PC 5.00% 7/15/30                                            USD              300,000      $     293,111
GNMA Series 2003-5 B 4.486% 10/16/25                                                                 160,000            156,129
                                                                                                                  -------------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $462,016)                                                        449,240
                                                                                                                  =============
AGENCY MORTGAGE-BACKED SECURITIES- 0.37%
Fannie Mae S.F. 15 yr TBA 4.50% 11/1/20                                                              260,000            251,469
Fannie Mae S.F. 30 yr 5.50% 3/1/29                                                                   277,764            274,812
                                                                                                                  -------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (COST $528,799)                                                                 526,281
                                                                                                                  =============
AGENCY OBLIGATIONS- 0.32%
^Resolution Funding Corporation Interest Strips 4.855% 7/15/18                                       850,000            452,538
                                                                                                                  -------------
TOTAL AGENCY OBLIGATIONS (COST $458,488)                                                                                452,538
                                                                                                                  =============
COLLATERALIZED BOND OBLIGATIONS- 0.20% @= #
Juniper CBO Series 1999-1A A1 144A 6.83% 4/15/11                                                     142,347            144,051
Putnam CBO II Limited 144A 6.875% 11/8/09                                                            131,060            133,026
                                                                                                                  -------------
TOTAL COLLATERALIZED BOND OBLIGATIONS (COST $283,304)                                                                   277,077
                                                                                                                  =============
COMMERCIAL MORTGAGE-BACKED SECURITIES- 1.95%
Bear Stearns Commercial Mortgage Securities
   #Series 2004-ESA E 144A 5.064% 5/14/16                                                            260,000            260,062
   o Series 2005-T20 A4A 5.303% 10/12/42                                                             405,000            402,659
o Citigroup/Deutsche Bank Commercial Mortgage Trust
   Series 2005-CD1 A4 5.225% 9/15/20                                                                 310,000            310,000
   Series 2005-CD1 AJ 5.225% 9/15/20                                                                 150,000            148,785
o Greenwich Capital Commercial Funding Series 2005-GG5 A5 5.224% 4/10/37                             395,000            396,971
o JPMorgan Chase Commercial Mortgage Securities Series 2005-CB11 A4 5.335% 8/12/37                   885,000            884,820
Merrill Lynch Mortgage Trust
   #Series 2002-MW1 J 144A 5.695% 7/12/34                                                            110,000            104,778
   Series 2005-CIP1 A2 4.96% 7/12/38                                                                  50,000             49,597
#Tower Series 2004-2A A 144A 4.232% 12/15/14                                                         195,000            188,033
                                                                                                                  -------------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $2,752,569)                                                         2,745,705
                                                                                                                  =============
CORPORATE BONDS- 77.72%
Banking - 8.77%
#Banco Santander 144A 5.375% 12/9/14                                                                 660,000            652,769
o Barclays Bank 6.278% 12/29/49                                                                    1,190,000          1,128,119
BB&T Capital Trust I 5.85% 8/18/35                                                                   550,000            528,250
o#BNP Paribas 144A 5.186% 6/29/49                                                                    410,000            394,955
Citigroup 6.875% 2/15/98                                                                             750,000            833,271
Deutsche Bank Financial 5.375% 3/2/15                                                                380,000            383,302
Fifth Third Bank 4.75% 2/1/15                                                                        450,000            433,396
o#HBOS 144A
   5.92% 9/29/49                                                                                     300,000            296,177
   6.413% 9/29/49                                                                                  1,000,000            961,815
HSBC 7.625% 5/17/32                                                                                  500,000            609,464
#Mizuho Financial Group 144A 5.79% 4/15/14                                                           330,000            338,967
PNC Funding 5.25% 11/15/15                                                                           375,000            372,552
Popular North America Capital Trust I 6.564% 9/15/34                                                 580,000            582,488
o#Rabobank Capital Funding II 144A 5.26% 12/29/49                                                    505,000            500,920
o RBS Capital Trust I 4.709% 12/29/49                                                                285,000            268,252
o#Sumitomo Mitsui Banking 144A 5.625% 7/29/49                                                        540,000            529,164
Travelers Capital III 7.625% 12/1/36                                                                 581,000            713,251
o#United Overseas Bank 144A 5.375% 9/3/19                                                            305,000            301,937
Wachovia 5.50% 8/1/35                                                                              1,550,000          1,466,507
Wells Fargo 5.375% 2/7/35                                                                            825,000            792,587
Wilmington Trust 4.875% 4/15/13                                                                      275,000            268,511
                                                                                                                  -------------
                                                                                                                     12,356,654
                                                                                                                  -------------
Basic Industries - 6.59%
Abitibi-Consolidated
   6.95% 12/15/06                                                                                    158,000            160,765
   7.875% 8/1/09                                                                                     395,000            380,188
Alcan 5.75% 6/1/35                                                                                   515,000            486,057
Barrick Gold 5.80% 11/15/34                                                                          450,000            424,160
Bowater 9.00% 8/1/09                                                                                 320,000            326,400
#Codelco 144A 5.625% 9/21/35                                                                         920,000            877,777
Donohue Forest Products 7.625% 5/15/07                                                               485,000            499,550
Georgia-Pacific 8.875% 5/15/31                                                                       545,000            622,663

                                                                                                 PRINCIPAL           MARKET
                                                                                                  AMOUNT O        VALUE (U.S.$)
                                                                                               -------------      -------------
IMC Global 7.375% 8/1/18                                                                             200,000            204,000
Ispat Inland 9.75% 4/1/14                                                                            380,000            431,300
Lubrizol 6.50% 10/1/34                                                                               785,000            796,782
Newmont Mining 5.875% 4/1/35                                                                         500,000            481,926
Norske Skog 8.625% 6/15/11                                                                           460,000            446,200
Phelps Dodge 9.50% 6/1/31                                                                            500,000            679,082
Placer Dome 6.45% 10/15/35                                                                           675,000            693,151
#Southern Peru Copper 144A 7.50% 7/27/35                                                             805,000            772,744
Stone Container
   9.25% 2/1/08                                                                                      375,000            383,438
   9.75% 2/1/11                                                                                      620,000            623,100
                                                                                                                  -------------
                                                                                                                      9,289,283
                                                                                                                  -------------
Brokerage - 3.93%
Amvescap 4.50% 12/15/09                                                                              455,000            444,450
Bear Stearns 5.30% 10/30/15                                                                          570,000            563,262
E Trade Financial 8.00% 6/15/11                                                                      125,000            127,500
#E Trade Group 144A 8.00% 6/15/11                                                                    370,000            377,400
#FMR 144A 7.57% 6/15/29                                                                              350,000            429,552
Goldman Sachs
   5.25% 10/15/13                                                                                    240,000            237,733
   6.125% 2/15/33                                                                                    455,000            460,826
   6.345% 2/15/34                                                                                  1,030,000          1,036,241
Merrill Lynch 5.00% 1/15/15                                                                          170,000            165,984
Morgan Stanley
   4.75% 4/1/14                                                                                      415,000            392,152
   5.05% 1/21/11                                                                                     430,000            426,729
   5.375% 10/15/15                                                                                   420,000            415,351
   7.25% 4/1/32                                                                                      390,000            457,359
                                                                                                                  -------------
                                                                                                                      5,534,539
                                                                                                                  -------------
Capital Goods - 0.46%
Allied Waste North America 9.25% 9/1/12                                                              313,000            338,932
Tyco International Group 6.00% 11/15/13                                                              305,000            316,894
                                                                                                                  -------------
                                                                                                                        655,826
                                                                                                                  -------------
Communications - 13.28%
America Movil 6.375% 3/1/35                                                                          600,000            565,659
AT&T Wireless Services 8.75% 3/1/31                                                                1,600,000          2,092,660
BellSouth
   5.20% 9/15/14                                                                                     975,000            956,364
   6.00% 11/15/34                                                                                    400,000            386,150
British Telecommunications 8.875% 12/15/30                                                           675,000            884,373
Citizens Communications 9.00% 8/15/31                                                              1,000,000            992,500
Comcast 5.65% 6/15/35                                                                                315,000            282,627
COX Communications 5.50% 10/1/15                                                                     500,000            486,400
CSC Holdings
   8.125% 8/15/09                                                                                    215,000            220,913
   10.50% 5/15/16                                                                                    205,000            220,888
France Telecom 8.50% 3/1/31                                                                          785,000          1,028,795
#Hanarotelecom 144A 7.00% 2/1/12                                                                     285,000            277,689
Insight Midwest 10.50% 11/1/10                                                                       435,000            458,925
MCI
   6.908% 5/1/07                                                                                     325,000            329,063
   7.688% 5/1/09                                                                                     130,000            135,038
Motorola 6.50% 9/1/25                                                                                415,000            444,846
News America
   6.20% 12/15/34                                                                                    755,000            729,916
   7.30% 4/30/28                                                                                     700,000            753,521
Nextel Communications 6.875% 10/31/13                                                                310,000            324,563
SBC Communications 6.15% 9/15/34                                                                   1,500,000          1,470,106
Sprint Capital 8.75% 3/15/32                                                                       1,610,000          2,088,665
Telecom Italia Capital 6.375% 11/15/33                                                               500,000            498,365
Telefonos de Mexico 5.50% 1/27/15                                                                    600,000            581,125
Thomson 5.25% 8/15/13                                                                                435,000            435,404
Time Warner Entertainment 8.375% 3/15/23                                                             980,000          1,154,709
Time Warner Telecomm 9.75% 7/15/08                                                                   230,000            234,600
Verizon Global 5.85% 9/15/35                                                                         260,000            243,987
Vodafone Group 7.875% 2/15/30                                                                        350,000            432,774
                                                                                                                  -------------
                                                                                                                     18,710,625
                                                                                                                  -------------
Consumer Cyclical - 7.83%
Corrections Corporation of America 7.50% 5/1/11                                                      330,000            342,788
DaimlerChrysler Holdings 8.50% 1/18/31                                                               500,000            588,477
Ford Motor 7.45% 7/16/31                                                                           2,425,000          1,794,499
Ford Motor Credit 7.00% 10/1/13                                                                    1,000,000            916,610
General Motors Acceptance Corporation
   6.75% 12/1/14                                                                                   1,060,000          1,015,291
   8.00% 11/1/31                                                                                   1,635,000          1,692,567
#Johnson (SC) & Son 144A 5.75% 2/15/33                                                               225,000            221,477

                                                                                                 PRINCIPAL           MARKET
                                                                                                  AMOUNT O        VALUE (U.S.$)
                                                                                               -------------      -------------
Kohl's 7.25% 6/1/29                                                                                  600,000            658,876
Liberty Media 8.25% 2/1/30                                                                           600,000            565,759
Lodgenet Entertainment 9.50% 6/15/13                                                                  60,000             65,250
May Department Stores 6.70% 7/15/34                                                                  860,000            877,048
#Neiman Marcus 144A 10.375% 10/15/15                                                                 390,000            378,300
Office Depot 6.25% 8/15/13                                                                           300,000            304,082
Visteon
   7.00% 3/10/14                                                                                     640,000            547,200
   8.25% 8/1/10                                                                                    1,155,000          1,072,706
                                                                                                                  -------------
                                                                                                                     11,040,930
                                                                                                                  -------------
Consumer Non-Cyclical - 7.31%
Albertson's 8.00% 5/1/31                                                                             965,000            885,664
Altria Group 7.65% 7/1/08                                                                            295,000            313,859
#AmerisourceBergen 144A 5.625% 9/15/12                                                               525,000            507,938
Archer-Daniels-Midland 7.00% 2/1/31                                                                  350,000            405,528
Delhaize America 9.00% 4/15/31                                                                       355,000            399,085
#Genentech 144A 5.25% 7/15/35                                                                        750,000            706,476
Kraft Foods 6.50% 11/1/31                                                                          1,790,000          1,935,633
Medco Health Solutions 7.25% 8/15/13                                                                 395,000            428,449
#Medtronic 144A 4.75% 9/15/15                                                                        660,000            638,004
Merck
   4.75% 3/1/15                                                                                      110,000            104,254
   5.95% 12/1/28                                                                                     655,000            652,114
#Miller Brewing 144A 5.50% 8/15/13                                                                   525,000            530,027
Pilgrim's Pride 9.625% 9/15/11                                                                       285,000            306,375
Schering-Plough 6.75% 12/1/33                                                                        950,000          1,072,858
UST 6.625% 7/15/12                                                                                   255,000            261,734
WellPoint 5.95% 12/15/34                                                                             760,000            772,114
Wyeth 5.50% 2/1/14                                                                                   375,000            378,303
                                                                                                                  -------------
                                                                                                                     10,298,415
                                                                                                                  -------------
Electric - 9.89%
Alabama Power 5.875% 12/1/22                                                                         480,000            494,368
Avista 9.75% 6/1/08                                                                                  250,000            275,449
o Avista Capital Trust III 6.50% 4/1/34                                                              295,000            296,925
CenterPoint Energy Houston Electric 5.60% 7/1/23                                                     600,000            592,010
Cleveland Electric Illuminating 7.88% 11/1/17                                                        530,000            635,352
Detroit Edison
   4.80% 2/15/15                                                                                     550,000            526,730
   5.70% 10/1/37                                                                                   1,100,000          1,056,285
Dominion Resources
   5.95% 6/15/35                                                                                     450,000            430,105
   6.30% 3/15/33                                                                                     800,000            807,236
   7.195% 9/15/14                                                                                    455,000            502,323
Duke Capital 5.668% 8/15/14                                                                          780,000            777,982
Oncor Electric 7.25% 1/15/33                                                                         625,000            712,461
Pacific Gas & Electric 6.05% 3/1/34                                                                2,255,000          2,273,116
PSEG Energy Holdings 7.75% 4/16/07                                                                   335,000            341,700
PSEG Power 5.50% 12/1/15                                                                             860,000            841,499
Southern California Edison 6.00% 1/15/34                                                           1,665,000          1,717,853
TECO Energy 7.20% 5/1/11                                                                             410,000            430,500
#Tenaska Alabama Partners 144A 7.00% 6/30/21                                                         115,000            117,412
TXU Energy 7.00% 3/15/13                                                                             305,000            318,054
Westar Energy 6.00% 7/1/14                                                                           750,000            784,223
                                                                                                                  -------------
                                                                                                                     13,931,583
                                                                                                                  -------------
Energy - 4.09%
ConocoPhillips 5.90% 10/15/32                                                                        850,000            898,081
EnCana 6.50% 8/15/34                                                                                 650,000            715,189
Global Marine 7.00% 6/1/28                                                                           525,000            601,178
Halliburton 5.50% 10/15/10                                                                           250,000            255,469
Naftogaz Ukrainy 8.125% 9/30/09                                                                      400,000            418,960
Nexen 5.875% 3/10/35                                                                                 485,000            463,138
Petroleum Geo-Services 8.00% 11/5/06                                                                  65,071             65,722
#Ras Laffan LNG III 144A 5.838% 9/30/27                                                              500,000            490,847
SEACOR Holdings 7.20% 9/15/09                                                                        240,000            247,907
o Secunda International 12.15% 9/1/12                                                                225,000            235,125
Siberian Oil 10.75% 1/15/09                                                                          475,000            536,133
Tesoro 8.00% 4/15/08                                                                                 455,000            475,475
Tyumen Oil 11.00% 11/6/07                                                                            330,000            362,109
                                                                                                                  -------------
                                                                                                                      5,765,333
                                                                                                                  -------------
Financials - 3.95%
General Electric Capital 6.75% 3/15/32                                                             1,000,000          1,147,526
#Mantis Reef 144A 4.799% 11/3/09                                                                     340,000            332,116
MBNA 5.00% 6/15/15                                                                                   375,000            365,073
Nuveen Investments 5.00% 9/15/10                                                                     395,000            387,379
#Residential Capital 144A 6.875% 6/30/15                                                           1,495,000          1,576,772
o#Resona Preferred Global Securities Cayman 144A 7.191% 12/29/49                                   1,725,000          1,760,475
                                                                                                                  -------------
                                                                                                                      5,569,341
                                                                                                                  -------------

                                                                                                 PRINCIPAL           MARKET
                                                                                                  AMOUNT O        VALUE (U.S.$)
                                                                                               -------------      -------------
Industrial  - 0.08%
Trimas 9.875% 6/15/12                                                                                140,000            114,100
                                                                                                                  -------------
                                                                                                                        114,100
                                                                                                                  -------------
Insurance - 7.80%
American RE 7.45% 12/15/26                                                                           155,000            169,318
#Farmers Exchange Capital 144A 7.05% 7/15/28                                                         215,000            217,884
#Farmers Insurance Exchange 144A
   6.00% 8/1/14                                                                                      300,000            299,815
   8.625% 5/1/24                                                                                   1,680,000          1,990,049
#Liberty Mutual 144A 7.00% 3/15/34                                                                   270,000            267,178
Marsh & McLennan
   5.15% 9/15/10                                                                                     245,000            241,110
   5.375% 7/15/14                                                                                     80,000             76,720
   5.75% 9/15/15                                                                                     401,000            390,822
   5.875% 8/1/33                                                                                     970,000            871,311
MetLife
   5.00% 6/15/15                                                                                     450,000            438,091
   5.70% 6/15/35                                                                                     465,000            450,531
   6.375% 6/15/34                                                                                    500,000            531,899
#Nationwide Mutual Insurance 144A 7.875% 4/1/33                                                      410,000            488,556
#New York Life Insurance 144A 5.875% 5/15/33                                                         295,000            300,013
#Nippon Life Insurance 144A 4.875% 8/9/10                                                            720,000            706,549
o~#North Front Pass-Through Trust 144A 5.81% 12/15/24                                              1,160,000          1,149,895
o#Oil Insurance 144A 5.15% 8/15/33                                                                   990,000            976,479
UnumProvident 7.375% 6/15/32                                                                          35,000             34,258
Willis Group
   5.125% 7/15/10                                                                                    205,000            202,959
   5.625% 7/15/15                                                                                  1,205,000          1,184,561
                                                                                                                  -------------
                                                                                                                     10,987,998
                                                                                                                  -------------
Natural Gas - 0.80%
#Gulf South Pipeline 144A 5.05% 2/1/15                                                               430,000            418,058
Valero Logistics Operations 6.05% 3/15/13                                                            685,000            705,015
                                                                                                                  -------------
                                                                                                                      1,123,073
                                                                                                                  -------------
Real Estate - 0.40%
Developers Diversified Realty 4.625% 8/1/10                                                          585,000            565,666
                                                                                                                  -------------
                                                                                                                        565,666
                                                                                                                  -------------
Technology - 1.08%
Dell 7.10% 4/15/28                                                                                   420,000            493,038
Motorola 6.50% 11/15/28                                                                              950,000          1,023,777
                                                                                                                  -------------
                                                                                                                      1,516,815
                                                                                                                  -------------
Transportation - 0.92%
American Airlines 6.817% 5/23/11                                                                     355,000            318,833
Continental Airlines 6.503% 6/15/11                                                                  725,000            691,412
United Air Lines 7.73% 7/1/10                                                                        299,771            289,332
                                                                                                                  -------------
                                                                                                                      1,299,577
                                                                                                                  -------------
Utilities - 0.54%
Northern State Power 5.25% 7/15/35                                                                   805,000            758,831
                                                                                                                  -------------
                                                                                                                        758,831
                                                                                                                  -------------
TOTAL CORPORATE BONDS (COST $111,381,741)                                                                           109,518,589
                                                                                                                  =============
FOREIGN AGENCIES- 0.42%
Canada Housing Trust No. 1 3.75% 3/15/10                                            CAD              456,000            383,128
#Pemex Project Funding Master Trust 144A 6.625% 6/15/35                             USD              215,000            206,669
                                                                                                                  -------------
TOTAL FOREIGN AGENCIES (COST $584,056)                                                                                  589,797
                                                                                                                  =============
MUNICIPAL BONDS- 2.52%
American Eagle Northwest Series A 4.97% 12/15/18                                                     125,000            121,843
California State 5.00% 2/1/33                                                                        180,000            182,353
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)                                 600,000            622,277
Colorado Department of Transportation Revenue Series B 5.00% 12/15/13 (FGIC)                         445,000            479,998
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)                                     225,000            238,226
*Golden State, California Tobacco Securitization Corporation Settlement
 Revenue Series B
   5.625% 6/1/38-13                                                                                  135,000            150,456
Illinois State Taxable Pension 5.10% 6/1/33                                                          355,000            342,362
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)                           210,000            224,776
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)                                     295,000            312,494
Oregon State Taxable Pension 5.892% 6/1/27                                                           410,000            435,395
West Virginia Economic Development Authority
   5.37% 7/1/20 (MBIA)                                                                                60,000             60,818
   6.07% 7/1/26                                                                                      200,000            207,712
Wisconsin State General Taxable Revenue Series A 5.70% 5/1/26 (FSA)                                  170,000            177,332
                                                                                                                  -------------
TOTAL MUNICIPAL BONDS (COST $3,512,825)                                                                               3,556,042
                                                                                                                  =============
NON-AGENCY ASSET-BACKED SECURITIES- 0.22%
Citibank Credit Card Issuance Trust Series 2003-A7 A7 4.15% 7/7/17                                   150,000            140,129
#GSAA Trust Series 2004-4N 144A 6.25% 5/25/34                                                         44,590             44,577

                                                                                                 PRINCIPAL           MARKET
                                                                                                  AMOUNT O        VALUE (U.S.$)
                                                                                               -------------      -------------
Mid-State Trust Series 11 A1 4.864% 7/15/38                                                           69,357             65,228
#Sharp NIM Trust 144A
   Series 2003-HE1N N 6.90% 11/25/33                                                                   5,999              5,991
   Series 2004-2N 7.00% 1/25/34                                                                       48,384             48,384
                                                                                                                  -------------
TOTAL NON-AGENCY ASSET-BACKED SECURITIES (COST $300,713)                                                                304,309
                                                                                                                  =============
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION- 0.14%
#GSMPS Mortgage Trust Loan Series 2005-RP1 1A3 144A 8.00% 1/25/35                              $     191,927            203,820
                                                                                                                  -------------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION (COST $206,104)                                                     203,820
                                                                                                                  =============
REGIONAL AUTHORITY- 0.43%
Ontario Province 4.50% 3/8/15                                                       CAD              240,000            205,284
Quebec Province 5.00% 12/1/15                                                       CAD              459,000            403,484
                                                                                                                  -------------
TOTAL REGIONAL AUTHORITY (COST $613,226)                                                                                608,768
                                                                                                                  =============
~~SENIOR SECURED LOANS- 2.78%
@CenterPoint Energy Bank Loan 13.243% 11/11/05                                      USD            1,000,000          1,016,250
Neiman Marcus Term Bank Loan 6.475% 4/6/13                                          USD            1,500,000          1,515,000
@Qwest Communications Bank Loan Tranch B 6.95% 6/30/10                              USD            1,400,000          1,393,000
                                                                                                                  -------------
TOTAL SENIOR SECURED LOANS (COST $3,934,372)                                                                          3,924,250
                                                                                                                  =============
SOVEREIGN DEBT- 3.87%
Brazil - 0.37%
Republic of Brazil 12.50% 1/5/16                                                    BRL            1,242,000            521,223
                                                                                                                  -------------
                                                                                                                        521,223
                                                                                                                  -------------
El Salvador - 0.17%
Republic of El Salvador 7.65% 6/15/35                                               USD              235,000            235,371
                                                                                                                  -------------
                                                                                                                        235,371
                                                                                                                  -------------
Germany - 0.62%
Deutschland Republic 5.00% 7/4/11                                                   EUR              666,000            878,648
                                                                                                                  -------------
                                                                                                                        878,648
                                                                                                                  -------------
Poland - 0.87%
Poland Government
   5.75% 3/24/10                                                                    PLZ            1,570,000            484,565
   6.25% 10/24/15                                                                   PLZ            2,275,000            738,847
                                                                                                                  -------------
                                                                                                                      1,223,412
                                                                                                                  -------------
Russia - 0.10%
~@Russian Paris Club Participation Note 2.175% 8/20/20                              JPY           17,079,832            147,178
                                                                                                                  -------------
                                                                                                                        147,178
                                                                                                                  -------------
Sweden - 0.60%
Swedish Government
   4.00% 12/1/09                                                                    SEK            4,045,000            531,512
   4.50% 8/12/15                                                                    SEK            1,355,000            187,289
   5.00% 12/1/20                                                                    SEK              850,000            126,615
                                                                                                                  -------------
                                                                                                                        845,416
                                                                                                                  -------------
United Kingdom - 0.90%
U.K. Treasury
   8.00% 9/27/13                                                                    GBP              285,000            627,159
   8.00% 6/7/21                                                                     GBP              255,000            637,370
                                                                                                                  -------------
                                                                                                                      1,264,529
                                                                                                                  -------------
Venezuela - 0.24%
Venezuela Government 9.375% 1/13/34                                                 USD              299,208            337,995
                                                                                                                  -------------
                                                                                                                        337,995
                                                                                                                  -------------
TOTAL SOVEREIGN DEBT (COST $5,659,622)                                                                                5,453,772
                                                                                                                  =============
SUPRANATIONAL BANKS- 0.01%
Inter-American Development Bank 1.90% 7/8/09                                        JPY            1,000,000              9,026
                                                                                                                  -------------
TOTAL SUPRANATIONAL BANKS (COST $9,589)                                                                                   9,026
                                                                                                                  =============
U.S. TREASURY OBLIGATIONS- 6.21%
^^ U.S. Treasury Bonds
   5.25% 11/15/28                                                                   USD              250,000            265,196
   5.375% 2/15/31                                                                                  5,425,000          5,918,339
U.S. Treasury Inflation Index Notes 1.875% 7/15/15                                                   509,802            504,784
U.S. Treasury Notes 4.25% 8/15/15                                                                  2,120,000          2,069,319
                                                                                                                  -------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $8,767,073)                                                                     8,757,638
                                                                                                                  =============

                                                                                                 NUMBER OF
                                                                                                  SHARES
                                                                                               -------------
PREFERRED STOCK- 0.16%
Nexen 7.35%                                                                                            8,710            225,328
                                                                                                                  -------------
TOTAL PREFERRED STOCK (COST $217,750)                                                                                   225,328
                                                                                                                  =============
WARRANT- 0.00%
+#Solutia144A, exercise price $7.59, expiration date 7/15/09                                             550                  0
                                                                                                                  -------------
TOTAL WARRANT (COST $46,787)                                                                                                  0
                                                                                                                  =============

                                                                                                 PRINCIPAL
                                                                                                  AMOUNT
                                                                                               -------------
Repurchase Agreements - 1.85% With BNP Paribas 3.92% 11/1/05
(dated 10/31/05, to be repurchased at $1,313,743, collateralized
by $1,351,300 U.S. Treasury Bills due 1/19/06, market value $1,340,157)                        $   1,313,600          1,313,600

With Cantor Fitzgerald 3.91% 11/1/05 (dated 10/31/05, to be repurchased at
$1,292,540, collateralized by $605,800 U.S. Treasury Bills due 4/27/06, market value $593,676, $430,800 U.S. Treasury Notes 2.50% due 5/31/06, market value
$431,017 and $275,700 U.S. Treasury Notes 6.00% due 8/15/09, market
value $294,076)                                                                                    1,292,400          1,292,400
                                                                                                                  -------------
TOTAL REPURCHASE AGREEMENTS (COST $2,606,000)                                                                         2,606,000
                                                                                                                  =============
TOTAL MARKET VALUE OF SECURITIES - 99.49%
   (cost $142,325,034)                                                                                              140,208,180
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.51%                                                     714,898
                                                                                                                  =============
NET ASSETS APPLICABLE TO 24,833,479 SHARES OUTSTANDING - 100.00%                                                  $ 140,919,078
                                                                                                                  =============

O Principal amount shown is stated in the currency in which each foreign bond is denominated.
BRL  - Brazilian Real
CAD  - Canadian Dollar
EUR  - European Monetary Unit
GBP  - British Pound Sterling
JPY  - Japanese Yen
PLZ  - Polish Zloty
SEK  - Swedish Krone
USD  - U.S. Dollar

~~ Senior Secured Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

@ Illiquid security. See Note 5 in "Notes." At October 31, 2005, 5 securities were deemed illiquid which represented 2.01% of the Fund's net assets.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. At October 31, 2005, Rule 144A securities represented 15.70% of total net assets. See Note 5 in "Notes."

^^   Fully or partially pledged as collateral for financial futures contracts.

o Variable rate notes. The interest rate shown is the rate as of October 31, 2005.

* Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

= Security is being fair valued in accordance with the Fund's fair valuation policy. See Note 1 in "Notes." At October 31, 2005, 2 securities were fair valued which represented 0.20% of the Fund's net assets.

~ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

+    Non-income producing security for the period ended October 31, 2005.

++   Non-income producing security. Security is currently in default.

SUMMARY OF ABBREVIATIONS
AMBAC - Insured by the AMBAC Assurance Corporation
CBO - Collateralized Bond Obligation
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
NIM - Net Interest Margin
S.F. - Single Family
TBA - To be announced
yr - Year

The following foreign currency exchange contracts and futures contracts were outstanding at October 31, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                                            VALUE OF                           UNREALIZED
                                                            CONTRACT                          APPRECIATION
CONTRACTS TO RECEIVE (DELIVER)         IN EXCHANGE FOR     AT 10/31/05     SETTLEMENT DATE    (DEPRECIATION)
------------------------------------   ---------------   ---------------   ---------------   ---------------
      (397) Canadian Dollars           US$         339   $          (336)         11/10/05   $             3
  (633,300) Canadian Dollars           US$     533,289          (536,125)         11/10/05            (2,836)
  (374,000) European Monetary Units    US$     454,261          (450,812)          2/05/06             3,449
  (366,400) British Pounds             US$     663,879          (648,647)         11/10/05            15,232
  (368,100) British Pounds             US$     667,253          (651,656)         11/10/05            15,597
14,683,940  Japanese Yen               US$    (133,671)          126,289          11/10/05            (7,382)
   (22,653) Japanese Yen               US$         196              (197)          2/08/06                (1)
(2,561,260) Polish Zloty               US$     789,586          (774,203)          2/08/06            15,383
(2,154,000) Swedish Kroner             US$     282,531          (270,698)         11/10/05            11,833
                                                                                             ---------------
                                                                                             $        51,278
                                                                                             ===============

FUTURES CONTRACTS(2)

                                                                                                UNREALIZED
             CONTRACTS                     NOTIONAL          NOTIONAL                          APPRECIATION
           TO BUY (SELL)               COST (PROCEEDS)        VALUE        EXPIRATION DATE    (DEPRECIATION)
------------------------------------   ---------------   ---------------   ---------------   ---------------
 51  U.S. Treasury 10 year Notes             5,559,147         5,531,109          12/31/05   $       (28,038)
(55) U.S. Treasury 2 year Notes            (11,363,845)      (11,286,172)         12/31/05            77,673
137  U.S. Treasury long Bond                15,948,793        15,339,719          12/31/05          (609,074)
                                                                                             ---------------
                                                                                             $      (559,439)
                                                                                             ===============

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1)See Note 3 in "Notes."
(2)See Note 4 in "Notes."

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Income Funds - Delaware Extended Duration Bond Fund (the "Fund").

SECURITY VALUATION- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not readily available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS- Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At October 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At October 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments                    $  143,017,235
Aggregate unrealized appreciation           1,740,174
Aggregate unrealized depreciation          (4,549,229)
                                       --------------
Net unrealized depreciation            $   (2,809,055)
                                       --------------

3. FOREIGN EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities.

4. FUTURES CONTRACTS
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker). Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in receivables and other assets net of liabilities.

5. CREDIT AND MARKET RISK
The Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard and Poor's Rating Group and/or Ba or lower by Moody's Investor Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including payments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. Rule 144A and other securities comprising 0.20% of total net assets have been determined to be illiquid securities under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, have been denoted in the Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)
DELAWARE HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2005

                                                                                                 PRINCIPAL           MARKET
                                                                                                   AMOUNT             VALUE
                                                                                                  (U.S.$)            (U.S.$)
                                                                                               --------------     -------------
COLLATERALIZED BOND OBLIGATIONS - 0.15%
=@o#Merrill Lynch CBO VII Series 1997-C3A 144A 4.335% 3/23/08                                  $      238,304     $      91,236
=@South Street CBO Series 1999-1A A1 7.16% 7/1/11                                                      83,175            84,007
                                                                                                                  -------------
TOTAL COLLATERALIZED BOND OBLIGATIONS (COST $212,062)                                                                   175,243
                                                                                                                  =============

Commercial Mortgage-Backed Securities - 0.67%
#First Union National Bank Commercial Mortgage Trust
    Series 2001-C2 L 144A 6.46% 1/12/43                                                               800,000           793,404
                                                                                                                  -------------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $811,969)                                                             793,404
                                                                                                                  =============

CONVERTIBLE BONDS - 0.57%
#Charter Communications 144A 5.875% 11/16/09                                                          300,000           220,500
++Mirant 2.50% 6/15/21                                                                                450,000           451,125
                                                                                                                  -------------
TOTAL CONVERTIBLE BONDS (COST $650,419)                                                                                 671,625
                                                                                                                  =============

CORPORATE BONDS - 92.16%
Basic Industry - 13.49%
Abitibi-Consolidated 6.95% 4/1/08                                                                     275,000           275,000
AK Steel
   7.75% 6/15/12                                                                                      250,000           226,250
   7.875% 2/15/09                                                                                     465,000           445,238
Bowater 9.50% 10/15/12                                                                              1,425,000         1,439,250
Donohue Forest Products 7.625% 5/15/07                                                                470,000           484,100
Fort James 7.75% 11/15/23                                                                           1,560,000         1,653,599
Gold Kist 10.25% 3/15/14                                                                              485,000           545,625
Huntsman International 10.125% 7/1/09                                                                 205,000           211,919
#Huntsman International 144A 7.375% 1/1/15                                                            725,000           692,375
#Nell AF Sarl 144A 8.375% 8/15/15                                                                     750,000           723,750
NewPage 10.00% 5/1/12                                                                                 725,000           663,375
Norske Skog Canada 8.625% 6/15/11                                                                     775,000           751,750
#Novelis 144A 7.25% 2/15/15                                                                           620,000           568,850
#Port Townsend Paper 144A 12.00% 4/15/11                                                              910,000           650,650
Potlatch 9.125% 12/1/09                                                                               675,000           811,700
Rhodia
   8.875% 6/1/11                                                                                      920,000           874,000
   10.25% 6/1/10                                                                                      470,000           502,900
Smurfit Capital Funding 7.50% 11/20/25                                                              1,255,000         1,110,675
++Solutia 6.72% 10/15/37                                                                            1,835,000         1,266,150
Stone Container 9.75% 2/1/11                                                                          915,000           919,575
Tembec Industries 8.625% 6/30/09                                                                      950,000           646,000
Witco 6.875% 2/1/26                                                                                   525,000           543,375
                                                                                                                  -------------
                                                                                                                     16,006,106
                                                                                                                  -------------
Brokerage - 2.30%
E Trade Financial 8.00% 6/15/11                                                                     1,315,000         1,341,300
LaBranche & Company
   9.50% 5/15/09                                                                                      600,000           634,500
   11.00% 5/15/12                                                                                     680,000           754,800
                                                                                                                  -------------
                                                                                                                      2,730,600
                                                                                                                  -------------
Capital Goods - 5.91%
++Anchor Glass 11.00% 2/15/13                                                                         400,000           256,000
Armor Holdings 8.25% 8/15/13                                                                        1,000,000         1,084,999
Graham Packaging 9.875% 10/15/14                                                                    1,025,000           963,500
Interface 10.375% 2/1/10                                                                              645,000           698,213
Interline Brands 11.50% 5/15/11                                                                       930,000         1,036,950
Intertape Polymer 8.50% 8/1/14                                                                        970,000           936,161
##Mueller Holdings 14.75% 4/15/14                                                                   1,275,000           937,125
#Panolam Industrial 144A 10.75% 10/1/13                                                               435,000           424,125
Trimas 9.875% 6/15/12                                                                                 835,000           680,525
                                                                                                                  -------------
                                                                                                                      7,017,598
                                                                                                                  -------------
Consumer Cyclical - 5.32%
Accuride 8.50% 2/1/15                                                                                 750,000           712,500
Advanced Accessory Systems 10.75% 6/15/11                                                             370,000           316,350
AutoNation 9.00% 8/1/08                                                                               150,000           162,750
++=Avado Brands 9.75% 6/1/06                                                                          150,000            14,250
General Motors Acceptance Corporation
   6.875% 9/15/11                                                                                     305,000           296,084
   8.00% 11/1/31                                                                                      315,000           326,091
Landry's Restaurant 7.50% 12/15/14                                                                    530,000           490,250

                                                                                                 PRINCIPAL           MARKET
                                                                                                   AMOUNT             VALUE
                                                                                                  (U.S.$)            (U.S.$)
                                                                                               --------------     -------------
#Metaldyne 144A 11.00% 11/1/13                                                                      1,000,000           904,999
#Neiman Marcus 144A 10.375% 10/15/15                                                                  675,000           654,750
O'Charleys 9.00% 11/1/13                                                                              825,000           860,063
#Uno Restaurant 144A 10.00% 2/15/11                                                                   700,000           626,500
++Venture Holdings 12.00% 6/1/09                                                                      475,000               594
Visteon
   7.00% 3/10/14                                                                                      175,000           149,625
   8.25% 8/1/10                                                                                       175,000           162,531
Warnaco 8.875% 6/15/13                                                                                590,000           638,675
                                                                                                                  -------------
                                                                                                                      6,316,012
                                                                                                                  -------------
Consumer Non-Cyclical - 7.56%
Biovail 7.875% 4/1/10                                                                               1,155,000         1,196,869
#Commonwealth Brands 144A 10.625% 9/1/08                                                            1,175,000         1,239,624
Constellation Brands 8.125% 1/15/12                                                                   240,000           251,100
Cott Beverages 8.00% 12/15/11                                                                         920,000           945,300
#Doane Pet Care 144A 10.625% 11/15/15                                                                 210,000           213,675
#Le-Natures 144A 10.00% 6/15/13                                                                       835,000           897,625
National Beef Packing 10.50% 8/1/11                                                                   925,000           959,688
Pilgrim's Pride 9.625% 9/15/11                                                                        775,000           833,125
Pinnacle Foods 8.25% 12/1/13                                                                          400,000           372,000
Playtex Products 9.375% 6/1/11                                                                        450,000           468,000
True Temper Sports 8.375% 9/15/11                                                                     675,000           610,875
#Warner Chilcott 144A 8.75% 2/1/15                                                                  1,065,000           985,125
                                                                                                                  -------------
                                                                                                                      8,973,006
                                                                                                                  -------------
Energy - 4.43%
Bluewater Finance 10.25% 2/15/12                                                                      545,000           583,150
El Paso Natural Gas 7.625% 8/1/10                                                                     230,000           242,518
El Paso Production Holding 7.75% 6/1/13                                                               875,000           905,625
#Hilcorp Energy 144A
   7.75% 11/1/15                                                                                      260,000           263,900
   10.50% 9/1/10                                                                                      382,000           429,750
Inergy Finance 6.875% 12/15/14                                                                        425,000           404,813
Petroleum Geo-Services
   8.00% 11/5/06                                                                                      115,304           116,457
   10.00% 11/5/10                                                                                     901,227         1,000,361
o Secunda International 12.15% 9/1/12                                                                 570,000           595,650
Tennessee Gas Pipeline 8.375% 6/15/32                                                                 270,000           303,282
Whiting Petroleum 7.25% 5/1/13                                                                        410,000           415,125
                                                                                                                  -------------
                                                                                                                      5,260,631
                                                                                                                  -------------
Finance & Investments - 0.49%
FINOVA Group 7.50% 11/15/09                                                                         1,508,000           580,580
                                                                                                                  -------------
                                                                                                                        580,580
                                                                                                                  -------------
Media - 10.76%
###Adelphia Communications 8.125% 7/15/06                                                             800,000           516,000
#CCH I Notes 144A 11.00% 10/1/15                                                                      504,000           458,640
Cenveo 9.625% 3/15/12                                                                                 435,000           461,100
Charter Communications Holdings
  11.125% 1/15/11                                                                                     310,000           204,600
  ##11.75% 5/15/11                                                                                    385,000           242,550
  ##13.50% 1/15/11                                                                                  1,020,000           754,800
CSC Holdings 10.50% 5/15/16                                                                           750,000           808,125
Dex Media East 12.125% 11/15/12                                                                       635,000           744,538
Insight Midwest 10.50% 11/1/10                                                                      1,770,000         1,867,349
Lodgenet Entertainment 9.50% 6/15/13                                                                1,000,000         1,087,500
Mediacom Capital 9.50% 1/15/13                                                                      1,300,000         1,277,250
Nextmedia Operating 10.75% 7/1/11                                                                   1,070,000         1,167,638
Rogers Cablesystems 11.00% 12/1/15                                                                    535,000           567,100
Sheridan Acquisition Group 10.25% 8/15/11                                                             350,000           365,750
#Sirius Satellite 144A 9.625% 8/1/13                                                                  725,000           689,656
Vertis 10.875% 6/15/09                                                                                310,000           289,850
Warner Music Group 7.375% 4/15/14                                                                     580,000           568,400
XM Satellite Radio 12.00% 6/15/10                                                                     625,000           701,563
                                                                                                                  -------------
                                                                                                                     12,772,409
                                                                                                                  -------------
Real Estate - 2.27%
American Real Estate 8.125% 6/1/12                                                                    365,000           376,863
#American Real Estate 144A 7.125% 2/15/13                                                             370,000           361,675
BF Saul REIT 7.50% 3/1/14                                                                           1,055,000         1,081,375
Tanger Properties 9.125% 2/15/08                                                                      810,000           870,750
                                                                                                                  -------------
                                                                                                                      2,690,663
                                                                                                                  -------------
Services Cyclical - 11.68%
Adesa 7.625% 6/15/12                                                                                  875,000           883,750
#CCM Merger Motor 144A 8.00% 8/1/13                                                                   590,000           587,050
Corrections Corporation of America 7.50% 5/1/11                                                       715,000           742,706
Foster Wheeler 10.359% 9/15/11                                                                        251,250           282,656
#FTI Consulting 144A 7.625% 6/15/13                                                                   790,000           809,750

                                                                                                 PRINCIPAL           MARKET
                                                                                                   AMOUNT             VALUE
                                                                                                  (U.S.$)            (U.S.$)
                                                                                               --------------     -------------
Gaylord Entertainment 6.75% 11/15/14                                                                  550,000           533,500
##H-Lines Finance Holdings 11.00% 4/1/13                                                            1,280,000         1,059,200
Horizon Lines 9.00% 11/1/12                                                                           273,000           291,086
Kansas City Southern Railway 9.50% 10/1/08                                                            775,000           842,813
#Knowledge Learning 144A 7.75% 2/1/15                                                                 580,000           542,300
Mandalay Resort Group 10.25% 8/1/07                                                                   550,000           588,500
MGM MIRAGE 9.75% 6/1/07                                                                                10,000            10,550
OMI 7.625% 12/1/13                                                                                  1,105,000         1,138,150
Penn National Gaming 8.875% 3/15/10                                                                 1,755,000         1,840,555
Royal Caribbean Cruises 7.25% 3/15/18                                                                 480,000           502,200
Seabulk International 9.50% 8/15/13                                                                   465,000           524,869
Stena 9.625% 12/1/12                                                                                  625,000           678,125
##Town Sports International 11.00% 2/1/14                                                             640,000           431,200
++United AirLines 7.73% 7/1/10                                                                        219,832           212,177
Wheeling Island Gaming 10.125% 12/15/09                                                             1,065,000         1,120,913
#Williams Scotsman 144A 8.50% 10/1/15                                                                 230,000           234,600
                                                                                                                  -------------
                                                                                                                     13,856,650
                                                                                                                  -------------
Services Non-Cyclical - 7.03%
Aleris International 9.00% 11/15/14                                                                   875,000           896,875
Allied Waste North America 9.25% 9/1/12                                                             1,110,000         1,201,964
Casella Waste Systems 9.75% 2/1/13                                                                  1,200,000         1,294,499
Geo Subordinate 11.00% 5/15/12                                                                        775,000           761,438
HealthSouth 10.75% 10/1/08                                                                          1,205,000         1,183,913
NDCHealth 10.50% 12/1/12                                                                            1,025,000         1,172,344
US Oncology 10.75% 8/15/14                                                                          1,150,000         1,273,624
##Vanguard Health 11.25% 10/1/15                                                                      785,000           553,425
                                                                                                                  -------------
                                                                                                                      8,338,082
                                                                                                                  -------------
TECHNOLOGY & ELECTRONICS - 2.12%
#Ikon Office Solutions 144A 7.75% 9/15/15                                                              65,000            61,913
Magnachip Semiconductor 8.00% 12/15/14                                                              1,000,000           920,000
Sanmina-SCI 10.375% 1/15/10                                                                           870,000           957,000
#Sunguard Data Systems 144A 10.25% 8/15/15                                                            580,000           577,825
                                                                                                                  -------------
                                                                                                                      2,516,738
                                                                                                                  -------------
Telecommunications - 12.36%
Alaska Communications Systems 9.875% 8/15/11                                                          625,000           675,000
++Allegiance Telecom 11.75% 2/15/08                                                                   255,000            62,475
American Cellular 10.00% 8/1/11                                                                       520,000           564,200
American Tower 7.125% 10/15/12                                                                        660,000           683,925
Centennial Cellular Operating 10.125% 6/15/13                                                         540,000           606,150
Cincinnati Bell
   7.00% 2/15/15                                                                                      220,000           209,000
   8.375% 1/15/14                                                                                     805,000           786,888
#Digicel Limited 144A 9.25% 9/1/12                                                                    700,000           724,500
##Inmarsat Finance 10.375% 11/15/12                                                                 1,390,000         1,143,275
iPCS 11.50% 5/1/12                                                                                    200,000           225,000
Iwo Escrow
   o 7.90% 1/15/12                                                                                    125,000           130,625
   ##10.75% 1/15/15                                                                                   100,000            72,000
MCI
   6.908% 5/1/07                                                                                      302,000           305,775
   7.688% 5/1/09                                                                                      540,000           560,925
Nextel Communications 5.95% 3/15/14                                                                 1,000,000         1,004,431
Qwest 7.875% 9/1/11                                                                                   200,000           210,500
o#Qwest 144A 7.12% 6/15/13                                                                            650,000           689,000
Qwest Service 13.50% 12/15/10                                                                       1,120,000         1,285,200
Rural Cellular
   9.625% 5/15/08                                                                                     650,000           664,625
   9.875% 2/1/10                                                                                      600,000           627,000
#Telcordia Technologies 144A 10.00% 3/15/13                                                         1,460,000         1,292,099
Time Warner Telecommunications 9.75% 7/15/08                                                          485,000           494,700
Triton Communications 9.375% 2/1/11                                                                   500,000           386,250
o US LEC 12.716% 10/1/09                                                                              325,000           351,000
Valor Telecom Enterprises 7.75% 2/15/15                                                               925,000           909,969
                                                                                                                  -------------
                                                                                                                     14,664,512
                                                                                                                  -------------
Utilities - 6.44%
Avista 9.75% 6/1/08                                                                                   295,000           325,029
Calpine
   7.625% 4/15/06                                                                                     270,000           233,550
   10.50% 5/15/06                                                                                     555,000           480,075
o#Calpine 144A 9.90% 7/15/07                                                                          607,600           473,928
CMS Energy 9.875% 10/15/07                                                                            600,000           648,000
#Dynegy Holdings 144A 10.125% 7/15/13                                                                 675,000           745,875
Elwood Energy 8.159% 7/5/26                                                                           715,300           797,559

                                                                                                 PRINCIPAL           MARKET
                                                                                                   AMOUNT             VALUE
                                                                                                  (U.S.$)            (U.S.$)
                                                                                               --------------     -------------
Midwest Generation
   8.30% 7/2/09                                                                                       690,000           721,050
   8.75% 5/1/34                                                                                       645,000           709,500
++Mirant Americas Generation 7.625% 5/1/06                                                            800,000           964,000
Orion Power Holdings 12.00% 5/1/10                                                                    655,000           772,900
PSE&G Energy Holdings 7.75% 4/16/07                                                                   170,000           173,400
Reliant Energy 9.50% 7/15/13                                                                          270,000           288,900
#Tenaska Alabama 144A 7.00% 6/30/21                                                                   300,000           306,292
=++#USGen New England 144A 7.459% 1/2/15                                                              250,000             1,800
                                                                                                                  -------------
                                                                                                                      7,641,858
                                                                                                                  -------------
TOTAL CORPORATE BONDS (COST $111,987,484)                                                                           109,365,445
                                                                                                                  =============
EMERGING MARKETS - 3.08%
#Kazkommerts International 144A 7.00% 11/3/09                                                         375,000           380,625
Naftogaz Ukrainy 8.125% 9/30/09                                                                       800,000           837,920
Republic of El Salvador 7.65% 6/15/35                                                               1,000,000         1,001,579
#Southern Peru 144A 7.50% 7/27/35                                                                     800,000           767,946
Venezuela Government 9.375% 1/13/34                                                                   575,000           670,163
                                                                                                                  -------------
TOTAL EMERGING MARKET BONDS (COST $3,568,008)                                                                         3,658,233
                                                                                                                  =============

                                                                                                 NUMBER OF
                                                                                                  SHARES
                                                                                               --------------
COMMON STOCK - 0.48%
B&G Foods                                                                                              10,500           134,925
+Foster Wheeler                                                                                        10,687           302,221
+Petroleum Geo-Services ADR                                                                             1,491            37,797
+XM Satellite Radio Holdings Class A                                                                    3,500           100,905
                                                                                                                  -------------
TOTAL COMMON STOCK (COST $256,638)                                                                                      575,848
                                                                                                                  =============
PREFERRED STOCKS - 0.21%
Alamosa Delaware 7.50%                                                                                    225           248,288
                                                                                                                  -------------
TOTAL PREFERRED STOCKS (COST $188,113)                                                                                  248,288
                                                                                                                  =============
WARRANTS - 0.00%
+#Solutia 144A, exercise price $7.59, expiration date 7/15/09                                             450                 0
                                                                                                                  -------------
TOTAL WARRANTS (COST $38,281)                                                                                                 0
                                                                                                                  =============

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT
                                                                                               --------------
Repurchase Agreements - 2.44%
With BNP Paribas 3.92% 11/1/05
(dated 10/31/05, to be repurchased at $1,458,159,
collateralized by $1,500,000 U.S. Treasury
Bills due 1/19/06, market value $1,487,749)                                                    $    1,458,000         1,458,000

With Cantor Fitzgerald 3.91% 11/1/05 (dated 10/31/05, to be repurchased at
$1,435,156, collateralized by $672,000 U.S. Treasury Bills due 4/27/06, market value $659,058, $478,000 U.S. Treasury Notes 2.50% due 5/31/06, market value
$478,485 and $306,000 U.S. Treasury Notes 6.00% due 8/15/09, market value
$326,463)                                                                                           1,435,000         1,435,000
                                                                                                                  -------------
TOTAL REPURCHASE AGREEMENTS (COST $2,893,000)                                                                         2,893,000
                                                                                                                  =============

TOTAL MARKET VALUE OF SECURITIES - 99.76%
   (cost $120,605,974)                                                                                              118,381,086
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.24%                                                     282,589
                                                                                                                  =============
NET ASSETS APPLICABLE TO 28,090,517 SHARES OUTSTANDING - 100.00%                                                  $ 118,663,675
                                                                                                                  =============

+    Non-income producing security for the period ended October 31, 2005.

++   Non-income producing security. Security is currently in default.

o Variable rate securities. The interest rate shown is the rate as of October 31, 2005.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 3 in "Notes."

## Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

= Security is being fair valued in accordance with the Fund's fair valuation policy. See Note 1 in "Notes." At October 31, 2005, four securities were fair valued which represented 0.16% of the Fund's net assets.

@ Illiquid security. See Note 3 in "Notes." At October 31, 2005, two securities were deemed illiquid which represented 0.15% of the Fund's net assets.

### Security is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in the process to determine distribution of assets. The date listed is the estimate of when the proceedings will be finalized.

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts
CBO - Collateralized Bond Obligation
REIT - Real Estate Investment Trust

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Income Funds - Delaware High-Yield Opportunities Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with
U. S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At October 31, 2005, the cost of investments for federal income tax has been estimated since the final tax characteristics cannot be determined until fiscal year end. At October 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                    $ 120,971,355
Aggregate unrealized appreciation          1,897,055
Aggregate unrealized depreciation         (4,487,324)
                                       -------------
Net unrealized depreciation            $  (2,590,269)
                                       -------------

For federal income tax purposes, at July 31, 2005, capital loss carryforwards of $3,971,857 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $3,971,857 expires 2010.

3. CREDIT AND MARKET RISK
The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At October 31, 2005, Rule 144A securities represented approximately 16.93% of total net assets and Rule 144A securities comprising 0.15% of total net assets have been determined to be illiquid securities under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment advisor the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities have been denoted in the Schedule of Investments.

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1.   I have reviewed this report on Form N-Q of Delaware Group Income Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


       Jude T. Driscoll
       ----------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  December 27, 2005

                                  CERTIFICATION

I, Michael P. Bishof, certify that:

1.   I have reviewed this report on Form N-Q of Delaware Group Income Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


       Michael P. Bishof
       ----------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  December 27, 2005

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP INCOME FUNDS


       Jude T. Driscoll
       ----------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  December 27, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


       Jude T. Driscoll
       ----------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  December 27, 2005


       Michael P. Bishof
       ----------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  December 27, 2005